UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05324

ELFUN DIVERSIFIED FUND

(Exact name of registrant as specified in charter)

STATE STREET FINANCIAL CENTER

ONE LINCOLN STREET

P.O. BOX 5049

BOSTON, MASSACHUSETTS 02111

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service) Joshua A. Weinberg, Esq. Vice President and Managing Counsel SSGA Funds Management, Inc. One Lincoln Street Boston, MA 02111	Copy to: Timothy W. Diggins, Esq. Ropes & Gray LLP 800 Boylston Street Boston, MA 02199-3600

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Item 1.	Schedule of Investments.

Elfun Diversified Fund Schedule of Investments	September 30, 2017 (Unaudited)

	Number of Shares	Fair Value
Domestic Equity – 35.1% †
Common Stock – 35.1%
Advertising – 0.0% *
Omnicom Group Inc.	821	$60,812
The Interpublic Group of Companies Inc.	1,466	30,478
		91,290
Aerospace & Defense – 0.9%
Arconic Inc.	1,319	32,817	(a	)
General Dynamics Corp.	979	201,263
L3 Technologies Inc.	272	51,253
Lockheed Martin Corp.	873	270,883
Northrop Grumman Corp.	603	173,495
Raytheon Co.	1,003	187,140
Rockwell Collins Inc.	581	75,942
Textron Inc.	898	48,384
The Boeing Co.	1,927	489,863	(a	)
TransDigm Group Inc.	165	42,182
United Technologies Corp.	2,601	301,924
		1,875,146
Agricultural & Farm Machinery – 0.1%
Deere & Co.	1,128	141,665
Agricultural Products – 0.0% *
Archer-Daniels-Midland Co.	2,005	85,233	(a	)
Air Freight & Logistics – 0.3%
CH Robinson Worldwide Inc.	523	39,800
Expeditors International of Washington Inc.	666	39,867
FedEx Corp.	863	194,675
United Parcel Service Inc., Class B	2,408	289,177
		563,519
Airlines – 0.2%
Alaska Air Group Inc.	455	34,703	(a	)
American Airlines Group Inc.	1,444	68,576	(a	)
Delta Air Lines Inc.	2,270	109,459
Southwest Airlines Co.	1,892	105,914
United Continental Holdings Inc.	896	54,548	(b	)
		373,200
Alternative Carriers – 0.0% *
Level 3 Communications Inc.	977	52,064	(b	)
Apparel Retail – 0.2%
Foot Locker Inc.	500	17,610
L Brands Inc.	887	36,908
Ross Stores Inc.	1,375	88,784
The Gap Inc.	810	23,919
The TJX Companies Inc.	2,208	162,796
		330,017
Apparel, Accessories & Luxury Goods – 0.1%
Coach Inc.	1,036	41,730
Hanesbrands Inc.	1,196	29,469
Michael Kors Holdings Ltd.	477	22,825	(b	)
PVH Corp.	256	32,271
Ralph Lauren Corp.	208	18,364
Under Armour Inc., Class A	679	11,190	(b	)
Under Armour Inc., Class C	682	10,244	(b	)
VF Corp.	1,122	71,326
		237,419
Application Software – 0.4%
Adobe Systems Inc.	1,720	256,590	(a,b	)
ANSYS Inc.	300	36,819	(b	)
Autodesk Inc.	751	84,307	(a,b	)
Cadence Design Systems Inc.	900	35,523	(b	)
Citrix Systems Inc.	506	38,871	(b	)
Intuit Inc.	851	120,961
salesforce.com Inc.	2,358	220,284	(b	)
Synopsys Inc.	500	40,265	(b	)
		833,620
Asset Management & Custody Banks – 0.4%
Affiliated Managers Group Inc.	202	38,346	(a	)
Ameriprise Financial Inc.	534	79,304
BlackRock Inc.	429	191,802	(a	)
Franklin Resources Inc.	1,182	52,611

	Number of Shares	Fair Value
Invesco Ltd.	1,409	$49,371
Northern Trust Corp.	732	67,293
State Street Corp.	1,259	120,285	(c	)
T Rowe Price Group Inc.	799	72,429
The Bank of New York Mellon Corp.	3,575	189,546	(a	)
		860,987
Auto Parts & Equipment – 0.0% *
BorgWarner Inc.	739	37,859	(a	)
Automobile Manufacturers – 0.2%
Ford Motor Co.	13,805	165,246
General Motors Co.	4,523	182,639
		347,885
Automotive Retail – 0.1%
Advance Auto Parts Inc.	272	26,982	(a	)
AutoZone Inc.	97	57,726	(a,b	)
CarMax Inc.	603	45,714	(b	)
O’Reilly Automotive Inc.	319	68,703	(a,b	)
		199,125
Biotechnology – 1.2%
AbbVie Inc.	5,527	491,129	(a	)
Alexion Pharmaceuticals Inc.	788	110,549	(a,b	)
Amgen Inc.	2,536	472,837
Biogen Inc.	742	232,335	(a,b	)
Celgene Corp.	2,727	397,651	(b	)
Gilead Sciences Inc.	4,566	369,938
Incyte Corp.	580	67,709	(b	)
Regeneron Pharmaceuticals Inc.	269	120,275	(b	)
Vertex Pharmaceuticals Inc.	866	131,667	(b	)
		2,394,090
Brewers – 0.0% *
Molson Coors Brewing Co., Class B	581	47,433
Broadcasting – 0.1%
CBS Corp., Class B	1,298	75,284
Discovery Communications Inc., Class A	561	11,944	(b	)
Discovery Communications Inc., Class C	815	16,512	(b	)
Scripps Networks Interactive Inc., Class A	352	30,233
		133,973
Building Products – 0.1%
AO Smith Corp.	500	29,715
Fortune Brands Home & Security Inc.	570	38,321
Johnson Controls International PLC	3,310	133,360
Masco Corp.	1,093	42,638
		244,034
Cable & Satellite – 0.4%
Charter Communications Inc., Class A	697	253,304	(b	)
Comcast Corp., Class A	16,286	626,685
DISH Network Corp., Class A	800	43,384	(b	)
		923,373
Casinos & Gaming – 0.1%
MGM Resorts International	1,700	55,403
Wynn Resorts Ltd.	293	43,634
		99,037
Commodity Chemicals – 0.1%
LyondellBasell Industries N.V., Class A	1,154	114,304
Communications Equipment – 0.4%
Cisco Systems Inc.	17,460	587,180
F5 Networks Inc.	241	29,055	(b	)
Harris Corp.	409	53,857
Juniper Networks Inc.	1,405	39,101
Motorola Solutions Inc.	513	43,538
		752,731
Computer & Electronics Retail – 0.0% *
Best Buy Company Inc.	908	51,720	(a	)
Construction & Engineering – 0.0% *
Fluor Corp.	514	21,639
Jacobs Engineering Group Inc.	446	25,988
Quanta Services Inc.	558	20,853	(b	)
		68,480
Construction Machinery & Heavy Trucks – 0.2%
Caterpillar Inc.	2,081	259,522

Elfun Diversified Fund Schedule of Investments	September 30, 2017 (Unaudited)

	Number of Shares	Fair Value
Cummins Inc.	539	$90,568
PACCAR Inc.	1,225	88,616
		438,706
Construction Materials – 0.1%
Martin Marietta Materials Inc.	211	43,515
Vulcan Materials Co.	449	53,700
		97,215
Consumer Finance – 0.3%
American Express Co.	2,520	227,959	(a	)
Capital One Financial Corp.	1,691	143,160	(a	)
Discover Financial Services	1,247	80,407
Navient Corp.	1,119	16,807
Synchrony Financial	2,686	83,400
		551,733
Copper – 0.0% *
Freeport-McMoRan Inc.	4,627	64,963	(b	)
Data Processing & Outsourced Services – 0.9%
Alliance Data Systems Corp.	158	35,005	(a	)
Automatic Data Processing Inc.	1,527	166,932	(a	)
Fidelity National Information Services Inc.	1,152	107,585
Fiserv Inc.	752	96,978	(b	)
Global Payments Inc.	468	44,474
Mastercard Inc., Class A	3,266	461,159
Paychex Inc.	1,109	66,496
PayPal Holdings Inc.	3,881	248,500	(b	)
The Western Union Co.	1,491	28,627
Total System Services Inc.	611	40,021
Visa Inc., Class A	6,388	672,273
		1,968,050
Department Stores – 0.0% *
Kohl’s Corp.	652	29,764
Macy’s Inc.	1,129	24,635
Nordstrom Inc.	429	20,227
		74,626
Distillers & Vintners – 0.1%
Brown-Forman Corp., Class B	574	31,168	(a	)
Constellation Brands Inc., Class A	606	120,867
		152,035
Distributors – 0.0% *
Genuine Parts Co.	490	46,868
LKQ Corp.	1,136	40,885	(b	)
		87,753
Diversified Banks – 1.9%
Bank of America Corp.	34,152	865,412	(a	)
Citigroup Inc.	9,525	692,849
JPMorgan Chase & Co.	12,234	1,168,469
U.S. Bancorp	5,481	293,727
Wells Fargo & Co.	15,555	857,858
		3,878,315
Diversified Chemicals – 0.3%
DowDuPont Inc.	8,156	564,640
Eastman Chemical Co.	486	43,978
		608,618
Diversified Support Services – 0.0% *
Cintas Corp.	318	45,881
Drug Retail – 0.3%
CVS Health Corp.	3,559	289,418
Walgreens Boots Alliance Inc.	3,141	242,548
		531,966
Electric Utilities – 0.7%
Alliant Energy Corp.	840	34,919	(a	)
American Electric Power Company Inc.	1,726	121,234	(a	)
Duke Energy Corp.	2,418	202,919
Edison International	1,143	88,205
Entergy Corp.	600	45,816
Eversource Energy	1,102	66,605
Exelon Corp.	3,260	122,804
FirstEnergy Corp.	1,572	48,465
NextEra Energy Inc.	1,627	238,437
PG&E Corp.	1,788	121,745
Pinnacle West Capital Corp.	411	34,754
PPL Corp.	2,380	90,321	(a	)

	Number of Shares	Fair Value
The Southern Co.	3,510	$172,481
Xcel Energy Inc.	1,776	84,040
		1,472,745
Electrical Components & Equipment – 0.2%
Acuity Brands Inc.	163	27,919	(a	)
AMETEK Inc.	755	49,860
Eaton Corporation PLC	1,578	121,175
Emerson Electric Co.	2,274	142,898
Rockwell Automation Inc.	444	79,125
		420,977
Electronic Components – 0.1%
Amphenol Corp., Class A	1,069	90,480
Corning Inc.	3,233	96,731
		187,211
Electronic Equipment & Instruments – 0.0% *
FLIR Systems Inc.	503	19,572
Environmental & Facilities Services – 0.1%
Republic Services Inc.	772	50,998
Stericycle Inc.	314	22,489	(b	)
Waste Management Inc.	1,412	110,517
		184,004
Fertilizers & Agricultural Chemicals – 0.1%
CF Industries Holdings Inc.	861	30,273
FMC Corp.	494	44,119
Monsanto Co.	1,517	181,767
The Mosaic Co.	1,294	27,937
		284,096
Financial Exchanges & Data – 0.3%
CBOE Holdings Inc.	400	43,052
CME Group Inc.	1,203	163,223	(a	)
Intercontinental Exchange Inc.	2,000	137,400
Moody’s Corp.	574	79,907
Nasdaq Inc.	421	32,657
S&P Global Inc.	907	141,773
		598,012
Food Distributors – 0.0% *
Sysco Corp.	1,738	93,765
Food Retail – 0.0% *
The Kroger Co.	3,227	64,734
Footwear – 0.1%
NIKE Inc., Class B	4,625	239,806
General Merchandise Stores – 0.1%
Dollar General Corp.	839	68,001
Dollar Tree Inc.	812	70,498	(b	)
Target Corp.	1,945	114,774
		253,273
Gold – 0.0% *
Newmont Mining Corp.	1,860	69,769
Health Care REITs – 0.1%
HCP Inc.	1,527	42,497
Ventas Inc.	1,238	80,631
Welltower Inc.	1,269	89,185
		212,313
Healthcare Distributors – 0.1%
AmerisourceBergen Corp.	568	47,002
Cardinal Health Inc.	1,102	73,746
Henry Schein Inc.	554	45,423	(b	)
McKesson Corp.	745	114,439
Patterson Companies Inc.	308	11,904
		292,514
Healthcare Equipment – 0.8%
Abbott Laboratories	6,057	323,202	(a	)
Baxter International Inc.	1,698	106,550	(a	)
Becton Dickinson and Co.	754	147,746	(a	)
Boston Scientific Corp.	4,799	139,987	(a,b	)
CR Bard Inc.	252	80,766	(a	)
Danaher Corp.	2,129	182,626
Edwards Lifesciences Corp.	740	80,889	(b	)
Hologic Inc.	1,028	37,717	(b	)
IDEXX Laboratories Inc.	301	46,802	(b	)
Intuitive Surgical Inc.	127	132,827	(b	)
ResMed Inc.	500	38,480
Stryker Corp.	1,088	154,518

Elfun Diversified Fund Schedule of Investments	September 30, 2017 (Unaudited)

	Number of Shares	Fair Value
Varian Medical Systems Inc.	321	$32,119	(b	)
Zimmer Biomet Holdings Inc.	700	81,963
		1,586,192
Healthcare Facilities – 0.1%
HCA Healthcare Inc.	1,009	80,306	(b	)
Universal Health Services Inc., Class B	331	36,721
		117,027
Healthcare Services – 0.1%
DaVita Inc.	583	34,624	(b	)
Envision Healthcare Corp.	433	19,463	(b	)
Express Scripts Holding Co.	2,037	128,983	(b	)
Laboratory Corporation of America Holdings	346	52,236	(b	)
Quest Diagnostics Inc.	465	43,543
		278,849
Healthcare Supplies – 0.1%
Align Technology Inc.	250	46,567	(b	)
DENTSPLY SIRONA Inc.	753	45,037
The Cooper Companies Inc.	171	40,546
		132,150
Healthcare Technology – 0.0% *
Cerner Corp.	1,006	71,748	(b	)
Home Building – 0.1%
DR Horton Inc.	1,253	50,032
Lennar Corp., Class A	726	38,333
PulteGroup Inc.	899	24,570
		112,935
Home Entertainment Software – 0.1%
Activision Blizzard Inc.	2,635	169,984	(a	)
Electronic Arts Inc.	1,068	126,088	(b	)
		296,072
Home Furnishings – 0.0% *
Leggett & Platt Inc.	494	23,579
Mohawk Industries Inc.	212	52,472	(b	)
		76,051
Home Improvement Retail – 0.4%
Lowe’s Companies Inc.	2,940	235,024
The Home Depot Inc.	4,100	670,596
		905,620
Hotel & Resort REITs – 0.0% *
Host Hotels & Resorts Inc.	2,433	44,986
Hotels, Resorts & Cruise Lines – 0.2%
Carnival Corp.	1,459	94,207
Hilton Worldwide Holdings Inc.	700	48,615
Marriott International Inc., Class A	1,103	121,617
Royal Caribbean Cruises Ltd.	571	67,686
Wyndham Worldwide Corp.	348	36,683
		368,808
Household Appliances – 0.0% *
Whirlpool Corp.	249	45,926
Household Products – 0.6%
Church & Dwight Company Inc.	875	42,394
Colgate-Palmolive Co.	3,067	223,431	(a	)
Kimberly-Clark Corp.	1,224	144,040
The Clorox Co.	446	58,832
The Procter & Gamble Co.	8,873	807,265
		1,275,962
Housewares & Specialties – 0.0% *
Newell Brands Inc.	1,682	71,771
Human Resource & Employment Services – 0.0% *
Robert Half International Inc.	476	23,962
Hypermarkets & Super Centers – 0.3%
Costco Wholesale Corp.	1,532	251,692
Wal-Mart Stores Inc.	5,082	397,108
		648,800
Independent Power Producers & Energy Traders – 0.0% *
AES Corp.	2,435	26,834	(a	)
NRG Energy Inc.	1,165	29,812
		56,646
Industrial Conglomerates – 0.8%
3M Co.	2,078	436,172
General Electric Co.	30,123	728,374

	Number of Shares	Fair Value
Honeywell International Inc.	2,670	$378,446
Roper Technologies Inc.	355	86,407
		1,629,399
Industrial Gases – 0.1%
Air Products & Chemicals Inc.	763	115,381	(a	)
Praxair Inc.	1,004	140,299
		255,680
Industrial Machinery – 0.3%
Dover Corp.	543	49,625
Flowserve Corp.	482	20,528
Fortive Corp.	1,011	71,569
Illinois Tool Works Inc.	1,097	162,312
Ingersoll-Rand PLC	904	80,610
Parker-Hannifin Corp.	463	81,034
Snap-on Inc.	214	31,888
Stanley Black & Decker Inc.	521	78,655
Xylem Inc.	663	41,524
		617,745
Industrial REITs – 0.1%
Duke Realty Corp.	1,300	37,466
Prologis Inc. REIT	1,852	117,528
		154,994
Insurance Brokers – 0.1%
Arthur J Gallagher & Co.	657	40,439	(a	)
Marsh & McLennan Companies Inc.	1,814	152,031
		192,470
Integrated Oil & Gas – 1.0%
Chevron Corp.	6,552	769,860
Exxon Mobil Corp.	14,731	1,207,647	(a	)
Occidental Petroleum Corp.	2,702	173,496
		2,151,003
Integrated Telecommunication Services – 0.8%
AT&T Inc.	21,301	834,360	(a	)
CenturyLink Inc.	2,019	38,159
Verizon Communications Inc.	14,227	704,094
		1,576,613
Internet & Direct Marketing Retail – 1.0%
Amazon.com Inc.	1,388	1,334,354	(a,b	)
Expedia Inc.	410	59,015
Netflix Inc.	1,500	272,025	(b	)
The Priceline Group Inc.	172	314,901	(b	)
TripAdvisor Inc.	422	17,104	(b	)
		1,997,399
Internet Software & Services – 1.7%
Akamai Technologies Inc.	640	31,181	(a,b	)
Alphabet Inc., Class A	1,039	1,011,695	(a,b	)
Alphabet Inc., Class C	1,051	1,008,024	(b	)
eBay Inc.	3,450	132,687	(b	)
Facebook Inc., Class A	8,215	1,403,697	(a,b	)
VeriSign Inc.	287	30,534	(b	)
		3,617,818
Investment Banking & Brokerage – 0.4%
E*TRADE Financial Corp.	1,011	44,090	(b	)
Morgan Stanley	4,906	236,322
Raymond James Financial Inc.	470	39,635
The Charles Schwab Corp.	4,206	183,971
The Goldman Sachs Group Inc.	1,244	295,064
		799,082
IT Consulting & Other Services – 0.4%
Cognizant Technology Solutions Corp., Class A	2,041	148,054
CSRA Inc.	537	17,329
DXC Technology Co.	1,004	86,224
Gartner Inc.	300	37,323	(b	)
International Business Machines Corp.	2,974	431,468
		720,398
Leisure Products – 0.0% *
Hasbro Inc.	415	40,533
Mattel Inc.	1,263	19,551
		60,084
Life & Health Insurance – 0.3%
Aflac Inc.	1,407	114,516	(a	)
Brighthouse Financial Inc.	341	20,733	(b	)

Elfun Diversified Fund Schedule of Investments	September 30, 2017 (Unaudited)

	Number of Shares	Fair Value
Lincoln National Corp.	774	$56,873
MetLife Inc.	3,760	195,332
Principal Financial Group Inc.	888	57,134
Prudential Financial Inc.	1,487	158,098
Torchmark Corp.	408	32,677
Unum Group	757	38,705
		674,068
Life Sciences Tools & Services – 0.3%
Agilent Technologies Inc.	1,118	71,776	(a	)
Illumina Inc.	513	102,189	(b	)
Mettler-Toledo International Inc.	88	55,102	(b	)
PerkinElmer Inc.	405	27,933
Quintiles IMS Holdings Inc.	500	47,535	(b	)
Thermo Fisher Scientific Inc.	1,360	257,312
Waters Corp.	270	48,470	(b	)
		610,317
Managed Healthcare – 0.7%
Aetna Inc.	1,166	185,406	(a	)
Anthem Inc.	914	173,550
Centene Corp.	601	58,159	(b	)
Cigna Corp.	865	161,703
Humana Inc.	497	121,084
UnitedHealth Group Inc.	3,364	658,839
		1,358,741
Metal & Glass Containers – 0.0% *
Ball Corp.	1,192	49,230	(a	)
Motorcycle Manufacturers – 0.0% *
Harley-Davidson Inc.	653	31,481
Movies & Entertainment – 0.5%
The Walt Disney Co.	5,365	528,828
Time Warner Inc.	2,698	276,410
Twenty-First Century Fox Inc., Class A	3,701	97,632
Twenty-First Century Fox Inc., Class B	1,599	41,238
Viacom Inc., Class B	1,283	35,719
		979,827
Multi-Line Insurance – 0.2%
American International Group Inc.	3,104	190,555	(a	)
Assurant Inc.	211	20,155	(a	)
Loews Corp.	911	43,600
The Hartford Financial Services Group Inc.	1,295	71,782
		326,092
Multi-Sector Holdings – 0.6%
Berkshire Hathaway Inc., Class B	6,690	1,226,411	(a,b	)
Leucadia National Corp.	1,197	30,224
		1,256,635
Multi-Utilities – 0.4%
Ameren Corp.	800	46,272	(a	)
CenterPoint Energy Inc.	1,491	43,552
CMS Energy Corp.	979	45,347	(a	)
Consolidated Edison Inc.	1,065	85,924
Dominion Energy Inc.	2,225	171,169
DTE Energy Co.	623	66,886
NiSource Inc.	1,192	30,503
Public Service Enterprise Group Inc.	1,768	81,770
SCANA Corp.	528	25,603
Sempra Energy	874	99,750
WEC Energy Group Inc.	1,096	68,807
		765,583
Office REITs – 0.1%
Alexandria Real Estate Equities Inc.	330	39,260	(a	)
Boston Properties Inc.	538	66,109	(a	)
SL Green Realty Corp.	374	37,894
Vornado Realty Trust	601	46,205
		189,468
Oil & Gas Drilling – 0.0% *
Helmerich & Payne Inc.	400	20,844
Oil & Gas Equipment & Services – 0.3%
Baker Hughes a GE Co.	1,492	54,637
Halliburton Co.	3,063	140,990
National Oilwell Varco Inc.	1,395	49,843
Schlumberger Ltd.	4,879	340,359
		585,829

	Number of Shares	Fair Value
Oil & Gas Exploration & Production – 0.5%
Anadarko Petroleum Corp.	1,974	$96,430
Apache Corp.	1,321	60,502
Cabot Oil & Gas Corp.	1,618	43,282	(a	)
Chesapeake Energy Corp.	2,753	11,838	(b	)
Cimarex Energy Co.	351	39,898
Concho Resources Inc.	517	68,099	(b	)
ConocoPhillips	4,286	214,514	(a	)
Devon Energy Corp.	1,834	67,326
EOG Resources Inc.	2,015	194,931
EQT Corp.	638	41,623
Hess Corp.	985	46,187
Marathon Oil Corp.	3,129	42,429
Newfield Exploration Co.	729	21,629	(b	)
Noble Energy Inc.	1,583	44,894
Pioneer Natural Resources Co.	597	88,081
Range Resources Corp.	694	13,582
		1,095,245
Oil & Gas Refining & Marketing – 0.2%
Andeavor	503	51,884
Marathon Petroleum Corp.	1,749	98,084
Phillips 66	1,455	133,293
Valero Energy Corp.	1,538	118,318
		401,579
Oil & Gas Storage & Transportation – 0.1%
Kinder Morgan Inc.	6,781	130,060
ONEOK Inc.	1,288	71,368
The Williams Companies Inc.	2,813	84,418
		285,846
Packaged Foods & Meats – 0.4%
Campbell Soup Co.	716	33,523	(a	)
Conagra Brands Inc.	1,436	48,451
General Mills Inc.	2,044	105,797
Hormel Foods Corp.	997	32,044
Kellogg Co.	833	51,954
McCormick & Company Inc.	373	38,285
Mondelez International Inc., Class A	5,234	212,814
The Hershey Co.	463	50,546
The JM Smucker Co.	390	40,923
The Kraft Heinz Co.	2,113	163,863
Tyson Foods Inc., Class A	993	69,957
		848,157
Paper Packaging – 0.1%
Avery Dennison Corp.	329	32,354	(a	)
International Paper Co.	1,429	81,196
Packaging Corporation of America	300	34,404
Sealed Air Corp.	714	30,502
WestRock Co.	843	47,823
		226,279
Personal Products – 0.1%
Coty Inc., Class A	1,737	28,712
The Estee Lauder Companies Inc., Class A	771	83,145
		111,857
Pharmaceuticals – 1.7%
Allergan PLC	1,174	240,611
Bristol-Myers Squibb Co.	5,683	362,235	(a	)
Eli Lilly & Co.	3,358	287,243
Johnson & Johnson	9,362	1,217,154
Merck & Company Inc.	9,533	610,398
Mylan N.V.	1,600	50,192	(b	)
Pfizer Inc.	20,813	743,024
Zoetis Inc.	1,724	109,922
		3,620,779
Property & Casualty Insurance – 0.2%
Cincinnati Financial Corp.	523	40,046
The Allstate Corp.	1,280	117,645	(a	)
The Progressive Corp.	2,033	98,438
The Travelers Companies Inc.	979	119,947
		376,076
Publishing – 0.0% *
News Corp., Class A	1,411	18,710
News Corp., Class B	442	6,033
		24,743

Elfun Diversified Fund Schedule of Investments	September 30, 2017 (Unaudited)

	Number of Shares	Fair Value
Railroads – 0.3%
CSX Corp.	3,179	$172,492
Kansas City Southern	351	38,147
Norfolk Southern Corp.	1,018	134,620
Union Pacific Corp.	2,804	325,180
		670,439
Real Estate Services – 0.0% *
CBRE Group Inc., Class A	1,109	42,009	(b	)
Regional Banks – 0.5%
BB&T Corp.	2,847	133,638	(a	)
Citizens Financial Group Inc.	1,761	66,689
Comerica Inc.	636	48,501
Fifth Third Bancorp	2,611	73,056
Huntington Bancshares Inc.	3,607	50,354
KeyCorp	3,722	70,048
M&T Bank Corp.	543	87,445
People’s United Financial Inc.	1,150	20,861
Regions Financial Corp.	4,167	63,463
SunTrust Banks Inc.	1,723	102,984
The PNC Financial Services Group Inc.	1,680	226,414
Zions Bancorporation	752	35,479
		978,932
Research & Consulting Services – 0.1%
Equifax Inc.	406	43,032
Nielsen Holdings PLC	1,101	45,636
Verisk Analytics Inc.	514	42,760	(b	)
		131,428
Residential REITs – 0.2%
Apartment Investment & Management Co., Class A	579	25,395
AvalonBay Communities Inc.	477	85,106	(a	)
Equity Residential	1,281	84,456
Essex Property Trust Inc.	223	56,649
Mid-America Apartment Communities Inc.	396	42,324
UDR Inc.	987	37,536
		331,466
Restaurants – 0.4%
Chipotle Mexican Grill Inc.	83	25,550	(b	)
Darden Restaurants Inc.	455	35,845
McDonald’s Corp.	2,836	444,345
Starbucks Corp.	4,995	268,281
Yum! Brands Inc.	1,168	85,976
		859,997
Retail REITs – 0.2%
Federal Realty Investment Trust	265	32,916
GGP Inc.	1,957	40,647
Kimco Realty Corp.	1,570	30,693
Realty Income Corp.	955	54,616
Regency Centers Corp.	500	31,020
Simon Property Group Inc.	1,091	175,662
The Macerich Co.	346	19,020
		384,574
Semiconductor Equipment – 0.2%
Applied Materials Inc.	3,712	193,358	(a	)
KLA-Tencor Corp.	528	55,968
Lam Research Corp.	571	105,658
		354,984
Semiconductors – 1.0%
Advanced Micro Devices Inc.	2,850	36,337	(a,b	)
Analog Devices Inc.	1,274	109,781
Intel Corp.	16,273	619,676
Microchip Technology Inc.	798	71,644
Micron Technology Inc.	3,642	143,240	(b	)
NVIDIA Corp.	2,091	373,808
Qorvo Inc.	472	33,361	(b	)
QUALCOMM Inc.	5,165	267,754
Skyworks Solutions Inc.	646	65,827
Texas Instruments Inc.	3,462	310,334
Xilinx Inc.	853	60,418
		2,092,180
Soft Drinks – 0.6%
Dr Pepper Snapple Group Inc.	639	56,532
Monster Beverage Corp.	1,397	77,184	(b	)

	Number of Shares	Fair Value
PepsiCo Inc.	4,992	$556,259
The Coca-Cola Co.	13,407	603,449
		1,293,424
Specialized Consumer Services – 0.0% *
H&R Block Inc.	765	20,257
Specialized REITs – 0.4%
American Tower Corp.	1,475	201,603	(a	)
Crown Castle International Corp.	1,372	137,173
Digital Realty Trust Inc.	701	82,949
Equinix Inc.	264	117,823
Extra Space Storage Inc.	465	37,163
Iron Mountain Inc.	905	35,204
Public Storage	521	111,489
SBA Communications Corp.	400	57,620	(b	)
Weyerhaeuser Co.	2,623	89,261
		870,285
Specialty Chemicals – 0.2%
Albemarle Corp.	370	50,435	(a	)
Ecolab Inc.	919	118,193
International Flavors & Fragrances Inc.	276	39,443
PPG Industries Inc.	895	97,251
The Sherwin-Williams Co.	289	103,473
		408,795
Specialty Stores – 0.1%
Signet Jewelers Ltd.	211	14,042
Tiffany & Co.	331	30,379
Tractor Supply Co.	485	30,696
Ulta Salon Cosmetics & Fragrance Inc.	207	46,794	(b	)
		121,911
Steel – 0.0% *
Nucor Corp.	1,076	60,299
Systems Software – 1.3%
CA Inc.	1,157	38,621	(a	)
Microsoft Corp.	26,798	1,996,183
Oracle Corp.	10,529	509,077
Red Hat Inc.	613	67,957	(b	)
Symantec Corp.	2,143	70,312
		2,682,150
Technology Hardware, Storage & Peripherals – 1.5%
Apple Inc.	17,996	2,773,543	(a	)
Hewlett Packard Enterprise Co.	5,873	86,392
HP Inc.	5,929	118,343
NetApp Inc.	917	40,128
Western Digital Corp.	954	82,426
Xerox Corp.	786	26,166
		3,126,998
Tires & Rubber – 0.0% *
The Goodyear Tire & Rubber Co.	844	28,063
Tobacco – 0.5%
Altria Group Inc.	6,643	421,299	(a	)
Philip Morris International Inc.	5,421	601,785
		1,023,084
Trading Companies & Distributors – 0.1%
Fastenal Co.	968	44,122
United Rentals Inc.	311	43,148	(b	)
WW Grainger Inc.	183	32,894
		120,164
Trucking – 0.0% *
JB Hunt Transport Services Inc.	323	35,879
Water Utilities – 0.0% *
American Water Works Company Inc.	598	48,384	(a	)
Total Common Stock (Cost $66,862,420)		73,161,424

Elfun Diversified Fund Schedule of Investments	September 30, 2017 (Unaudited)

	Number of Shares	Fair Value
Preferred Stock – 0.0% *
Diversified Banks – 0.0% *
Wells Fargo & Co. 3.09% + 3 month USD LIBOR	1,469	40,074	(d	)
Total Preferred Stock (Cost $36,725)		40,074
Total Domestic Equity (Cost $66,899,145)		73,201,498
Foreign Equity – 0.9%
Common Stock – 0.9%
Auto Parts & Equipment – 0.1%
Delphi Automotive PLC	940	92,496
Building Products – 0.0% *
Allegion PLC	354	$30,610
Consumer Electronics – 0.0% *
Garmin Ltd.	425	22,937
Electronic Manufacturing Services – 0.1%
TE Connectivity Ltd.	1,242	103,161
Healthcare Equipment – 0.2%
Medtronic PLC	4,691	364,819
Industrial Machinery – 0.0% *
Pentair PLC	618	41,999
Insurance Brokers – 0.1%
Aon PLC	870	127,107
Willis Towers Watson PLC	445	68,632
		195,739
IT Consulting & Other Services – 0.1%
Accenture PLC, Class A	2,136	288,510	(a	)
Oil & Gas Equipment & Services – 0.0% *
TechnipFMC PLC	1,616	45,119	(b	)
Pharmaceuticals – 0.0% *
Perrigo Company PLC	446	37,754
Property & Casualty Insurance – 0.1%
Chubb Ltd.	1,623	231,359
XL Group Ltd.	874	34,479
		265,838
Reinsurance – 0.0% *
Everest Re Group Ltd.	100	22,839
Research & Consulting Services – 0.0% *
IHS Markit Ltd.	1,100	48,488	(b	)
Semiconductors – 0.2%
Broadcom Ltd.	1,406	341,011
Technology Hardware, Storage & Peripherals – 0.0% *
Seagate Technology PLC	1,088	36,089
Total Foreign Equity (Cost $1,747,083)		1,937,409

		Principal Amount	Fair Value
Bonds and Notes – 30.8%
U.S. Treasuries – 11.1%
U.S. Treasury Bonds
2.25%	08/15/46	$571,600	502,796
2.50%	05/15/46	546,000	507,545
3.75%	11/15/43	142,000	166,511
4.50%	02/15/36	473,500	609,096
U.S. Treasury Notes
0.88%	03/31/18 - 10/15/18	4,214,600	4,196,423
1.25%	12/31/18 - 08/31/19	2,473,500	2,466,413
1.38%	12/15/19	3,001,800	2,992,915
1.50%	08/15/20	1,225,000	1,221,411
1.63%	03/31/19 - 08/31/22	2,404,100	2,397,889
1.75%	09/30/22	1,814,500	1,797,915
1.88%	08/31/24	563,000	552,939
2.00%	07/31/22 - 02/15/25	4,839,200	4,781,196

		Principal Amount	Fair Value
2.25%	08/15/27	$467,000	$463,880
2.38%	05/15/27	428,000	429,823
			23,086,752
Agency Mortgage Backed – 4.8%
Federal Home Loan Mortgage Corp.
4.50%	06/01/33 - 02/01/35	2,662	2,867
5.00%	07/01/35 - 06/01/41	168,046	183,196
5.50%	05/01/20 - 04/01/39	7,194	7,896
5.50%	01/01/38	34,595	38,364	(a	)
6.00%	05/01/20 - 11/01/37	82,431	92,230
6.00%	06/01/37	24,430	27,353	(a	)
6.50%	11/01/28 - 07/01/29	5,982	6,645
7.00%	06/01/29 - 08/01/36	19,411	21,317
7.50%	09/01/33	1,173	1,228
8.00%	07/01/26 - 11/01/30	2,101	2,356
8.50%	04/01/30	6,579	7,816
Federal National Mortgage Assoc.
3.00%	02/01/43 - 05/01/43	481,042	485,278	(a	)
3.50%	11/01/42 - 08/01/45	1,063,920	1,101,817	(a	)
4.00%	05/01/19 - 06/01/19	2,593	2,682
4.00%	01/01/41 - 03/01/41	254,672	269,590	(a	)
4.50%	05/01/18 - 08/01/20	7,809	7,992
4.50%	07/01/33 - 01/01/41	946,815	1,020,275	(a	)
5.00%	07/01/20	2,366	2,431
5.00%	03/01/34 - 06/01/41	278,294	304,616	(a	)
5.50%	06/01/20 - 07/01/20	17,658	18,162
5.50%	07/01/33 - 01/01/39	153,833	171,055	(a	)
6.00%	02/01/20	1,026	1,050
6.00%	01/01/29 - 05/01/41	472,576	526,267	(a	)
6.50%	10/01/18 - 01/01/19	1,552	1,563
6.50%	10/01/28 - 08/01/36	16,254	18,213	(a	)
7.00%	05/01/33 - 12/01/33	586	605	(a	)
7.50%	12/01/26 - 12/01/33	5,546	6,121	(a	)
8.00%	06/01/24 - 12/01/30	7,606	7,841	(a	)
9.00%	12/01/22	840	897	(a	)
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR
3.35%	04/01/37	502	516	(d	)
Federal National Mortgage Assoc. TBA
2.50%	TBA	1,165,168	1,172,905	(e	)
3.00%	TBA	1,634,934	1,653,073	(e	)
3.50%	TBA	1,190,826	1,227,587	(e	)
Government National Mortgage Assoc.
3.50%	05/20/43	359,174	374,815
4.00%	01/20/41 - 04/20/43	405,289	430,722
4.50%	08/15/33 - 03/20/41	183,843	197,537
5.00%	08/15/33	8,980	9,856
6.00%	07/15/33 - 04/15/34	8,742	9,974
6.50%	04/15/28 - 07/15/36	13,286	14,685
7.00%	04/15/28 - 10/15/36	6,393	6,959
7.50%	07/15/23 - 04/15/28	7,895	8,043
8.00%	05/15/30	191	198
9.00%	12/15/21	290	314
5.00%	TBA	400,000	436,496	(e	)
5.50%	TBA	50,000	55,610	(e	)
			9,937,013
Agency Collateralized Mortgage Obligations – 0.3%
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	163,890	344	(d,f	)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24 - 11/15/30	102,152	7,497	(f	)
5.50%	06/15/33	6,923	1,398	(f	)
7.50%	07/15/27	6,751	1,051	(f	)
Federal Home Loan Mortgage Corp. REMIC 6.00% - 1 month USD LIBOR
4.77%	08/15/43	365,862	72,484	(d,f	)
Federal Home Loan Mortgage Corp. REMIC 6.10% - 1 month USD LIBOR
4.87%	06/15/41 - 08/15/46	1,068,841	163,966	(d,f	)
Federal Home Loan Mortgage Corp. REMIC 6.20% - 1 month USD LIBOR
4.97%	10/15/42	276,798	51,382	(d,f	)
Federal Home Loan Mortgage Corp. REMIC 6.60% - 1 month USD LIBOR
5.37%	08/15/25	46,147	3,798	(d,f	)
Federal Home Loan Mortgage Corp. STRIPS
1.47%	08/01/27	281	259	(g	)
8.00%	02/01/23 - 07/01/24	1,068	172	(f	)
Federal Home Loan Mortgage Corp. STRIPS 5.95% - 1 month USD LIBOR
4.72%	08/15/43	424,358	85,273	(d,f	)
Federal National Mortgage Assoc. REMIC

Elfun Diversified Fund Schedule of Investments	September 30, 2017 (Unaudited)

		Principal Amount	Fair Value
0.51%	12/25/22	$241	$236	(g	)
1.20%	12/25/42	37,763	1,544	(d,f	)
5.00%	09/25/40	45,080	4,931	(f	)
8.00%	05/25/22	1	17	(f	)
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR
4.76%	07/25/38 - 08/25/42	637,611	122,046	(d,f	)
Federal National Mortgage Assoc. REMIC 6.60% - 1 month USD LIBOR
5.36%	10/25/43	256,089	59,038	(d,f	)
Federal National Mortgage Assoc. REMIC 7.50% - 1 month USD LIBOR
6.26%	05/25/18	1,854	17	(d,f	)
Federal National Mortgage Assoc. STRIPS
4.50%	08/25/35 - 01/25/36	18,110	3,211	(f	)
5.00%	03/25/38 - 05/25/38	10,271	1,950	(f	)
5.50%	12/25/33	3,428	774	(f	)
6.00%	01/25/35	9,196	1,833	(f	)
7.50%	11/25/23	9,073	1,383	(f	)
8.00%	08/25/23 - 07/25/24	2,130	416	(f	)
8.50%	07/25/22	182	21	(f	)
8.50%	07/25/22	5	—	(f,**	)
9.00%	05/25/22	219	24	(f	)
Government National Mortgage Assoc. REMIC
4.50%	02/20/38 - 08/16/39	37,676	2,389	(f	)
5.00%	01/20/38 - 09/20/38	11,913	389	(f	)
Government National Mortgage Assoc. REMIC 6.80% - 1 month USD LIBOR
5.57%	01/16/40	69,772	12,732	(d,f	)
			600,575
Asset Backed – 0.7%
BA Credit Card Trust 2017-A2
1.84%	01/17/23	361,000	359,274
Citibank Credit Card Issuance Trust 2014-A6
2.15%	07/15/21	181,000	182,173
Citibank Credit Card Issuance Trust 2016-A1
1.75%	11/19/21	446,000	445,112
Citibank Credit Card Issuance Trust 2017-A8
1.86%	08/08/22	452,000	450,863
			1,437,422
Corporate Notes – 12.2%
21st Century Fox America Inc.
3.38%	11/15/26	8,000	8,002
4.75%	11/15/46	10,000	10,700
6.65%	11/15/37	49,000	64,537
Abbott Laboratories
2.90%	11/30/21	90,000	91,481
3.75%	11/30/26	61,000	62,609
4.90%	11/30/46	26,000	29,018
AbbVie Inc.
2.00%	11/06/18	49,000	49,157
3.20%	05/14/26	61,000	60,980
4.45%	05/14/46	19,000	20,079
4.70%	05/14/45	16,000	17,455
ACCO Brands Corp.
5.25%	12/15/24	38,000	39,425	(h	)
AES Corp.
4.88%	05/15/23	54,000	55,620
Aetna Inc.
3.50%	11/15/24	57,000	59,298
Aflac Inc.
4.00%	10/15/46	23,000	22,934
Agrium Inc.
4.90%	06/01/43	18,000	19,634
Alexandria Real Estate Equities Inc.
3.95%	01/15/28	38,000	38,596
Alimentation Couche-Tard Inc.
2.70%	07/26/22	56,000	56,201	(h	)
3.55%	07/26/27	56,000	56,479	(h	)
4.50%	07/26/47	14,000	14,470	(h	)
Allergan Funding SCS
3.00%	03/12/20	40,000	40,821
3.45%	03/15/22	44,000	45,617
3.80%	03/15/25	6,000	6,227
4.55%	03/15/35	14,000	14,949
4.75%	03/15/45	4,000	4,340
Altria Group Inc.
2.95%	05/02/23	34,000	34,541
3.88%	09/16/46	12,000	11,680
4.50%	05/02/43	13,000	13,914

		Principal Amount	Fair Value
Amazon.com Inc.
2.80%	08/22/24	$45,000	$45,188	(h	)
3.15%	08/22/27	30,000	30,207	(h	)
3.88%	08/22/37	33,000	33,589	(h	)
4.05%	08/22/47	21,000	21,389	(h	)
4.25%	08/22/57	36,000	36,932	(h	)
American Axle & Manufacturing Inc.
6.25%	04/01/25	37,000	37,740	(h	)
6.50%	04/01/27	19,000	19,166	(h	)
6.63%	10/15/22	20,000	20,650
American Campus Communities Operating Partnership LP
3.35%	10/01/20	36,000	36,866
4.13%	07/01/24	28,000	29,315
American Electric Power Company Inc.
2.95%	12/15/22	75,000	76,310
American Express Co.
3.63%	12/05/24	44,000	45,430
American International Group Inc.
3.75%	07/10/25	54,000	55,760
4.50%	07/16/44	28,000	29,225
4.80%	07/10/45	29,000	31,643
American Tower Corp. (REIT)
3.38%	10/15/26	21,000	20,739
3.40%	02/15/19	134,000	136,432
American Water Capital Corp.
2.95%	09/01/27	45,000	44,816
AmeriGas Partners LP/AmeriGas Finance Corp.
5.63%	05/20/24	19,000	20,153
5.88%	08/20/26	28,000	29,274
Amgen Inc.
2.20%	05/22/19	64,000	64,269
2.60%	08/19/26	20,000	19,156
2.65%	05/11/22	57,000	57,466
4.56%	06/15/48	31,000	33,593
Amkor Technology Inc.
6.63%	06/01/21	49,000	49,919
Anadarko Petroleum Corp.
4.85%	03/15/21	5,000	5,314
6.20%	03/15/40	26,000	30,214
6.60%	03/15/46	5,000	6,161
Andeavor
4.75%	12/15/23	74,000	79,854	(h	)
Anheuser-Busch InBev Finance Inc.
2.65%	02/01/21	33,000	33,529
3.65%	02/01/26	135,000	139,652
4.70%	02/01/36	24,000	26,610
4.90%	02/01/46	74,000	84,069
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	103,000	103,805
Anthem Inc.
3.30%	01/15/23	48,000	49,401
Apache Corp.
5.10%	09/01/40	26,000	27,280
Apple Inc.
2.50%	02/09/22	49,000	49,649
2.85%	05/11/24	57,000	57,681
3.35%	02/09/27	38,000	39,085
3.45%	02/09/45	32,000	30,361
3.85%	08/04/46	60,000	60,566
4.25%	02/09/47	9,000	9,677
4.65%	02/23/46	10,000	11,328
Applied Materials Inc.
3.30%	04/01/27	44,000	44,771
4.35%	04/01/47	14,000	15,052
Aramark Services Inc.
5.13%	01/15/24	47,000	49,895
Archer-Daniels-Midland Co.
2.50%	08/11/26	45,000	43,120
Arconic Inc.
6.15%	08/15/20	20,000	21,825
Ascension Health
4.85%	11/15/53	13,000	14,976
AstraZeneca PLC
2.38%	11/16/20	16,000	16,073
3.13%	06/12/27	18,000	17,788
3.38%	11/16/25	29,000	29,522

Elfun Diversified Fund Schedule of Investments	September 30, 2017 (Unaudited)

		Principal Amount	Fair Value
AT&T Inc.
2.45%	06/30/20	$44,000	$44,321
2.85%	02/14/23	90,000	89,493
3.00%	06/30/22	55,000	55,545
3.40%	08/14/24	28,000	28,061
3.90%	08/14/27	90,000	90,149
4.45%	04/01/24	41,000	43,568
4.50%	05/15/35	43,000	42,426
4.80%	06/15/44	35,000	34,022
4.90%	08/14/37	45,000	45,492
5.15%	02/14/50	65,000	65,461
5.25%	03/01/37	38,000	40,041
5.30%	08/14/58	27,000	27,313
5.45%	03/01/47	47,000	49,646
Bank of America Corp.
2.65%	04/01/19	65,000	65,621
3.25%	10/21/27	127,000	124,334	(a	)
3.88%	08/01/25	59,000	61,866	(a	)
3.95%	04/21/25	54,000	55,619	(a	)
4.25%	10/22/26	26,000	27,206	(a	)
Bank of America Corp. (2.37% fixed rate until 07/21/20; 0.66% + 3 month USD LIBOR thereafter)
2.37%	07/21/21	44,000	44,003	(d	)
Bank of America Corp. (3.12% fixed rate until 01/20/22; 1.16% + 3 month USD LIBOR thereafter)
3.12%	01/20/23	69,000	70,241	(a,d	)
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter)
4.24%	04/24/38	67,000	70,643	(a,d	)
Bank of America Corp. (4.44% fixed rate until 01/20/47; 1.99% + 3 month USD LIBOR thereafter)
4.44%	01/20/48	48,000	51,933	(a,d	)
Bank of America Corp. (8.00% fixed rate until 01/30/18; 3.63% + 3 month USD LIBOR thereafter)
8.00%	01/30/18	95,000	96,353	(d	)
Barrick North America Finance LLC
5.70%	05/30/41	10,000	11,920
BAT Capital Corp.
2.30%	08/14/20	45,000	45,196	(h	)
2.76%	08/15/22	43,000	43,248	(h	)
3.56%	08/15/27	60,000	60,505	(h	)
4.39%	08/15/37	21,000	21,533	(h	)
4.54%	08/15/47	30,000	30,782	(h	)
Baxalta Inc.
2.88%	06/23/20	43,000	43,672
Becton Dickinson and Co.
2.89%	06/06/22	40,000	40,152
3.70%	06/06/27	70,000	70,799
3.73%	12/15/24	3,000	3,079
4.67%	06/06/47	12,000	12,565
4.69%	12/15/44	2,000	2,104
Berkshire Hathaway Inc.
4.50%	02/11/43	14,000	15,590
Berry Global Inc.
5.13%	07/15/23	60,000	62,778
BHP Billiton Finance USA Ltd.
5.00%	09/30/43	17,000	20,035
Biogen Inc.
2.90%	09/15/20	16,000	16,382
Boardwalk Pipelines LP
4.45%	07/15/27	12,000	12,239
BP Capital Markets PLC
1.38%	05/10/18	50,000	49,969
3.22%	11/28/23	46,000	47,081
3.28%	09/19/27	62,000	61,985
Brighthouse Financial Inc.
3.70%	06/22/27	5,000	4,909	(h	)
4.70%	06/22/47	3,000	2,940	(h	)
Brixmor Operating Partnership LP
3.90%	03/15/27	100,000	99,034
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.00%	01/15/22	30,000	30,516	(h	)
3.63%	01/15/24	45,000	46,311	(h	)
3.88%	01/15/27	41,000	42,226	(h	)
Buckeye Partners LP
3.95%	12/01/26	26,000	25,761
5.60%	10/15/44	12,000	12,428
Bunge Limited Finance Corp.
3.75%	09/25/27	44,000	43,958
Burlington Northern Santa Fe LLC
3.65%	09/01/25	43,000	45,385

		Principal Amount	Fair Value
CalAtlantic Group Inc.
5.25%	06/01/26	$56,000	$57,960
Calpine Corp.
5.88%	01/15/24	129,000	133,360	(h	)
Canadian Natural Resources Ltd.
3.85%	06/01/27	22,000	22,209
4.95%	06/01/47	14,000	14,782
Capital One Financial Corp.
4.20%	10/29/25	74,000	76,000
Cardinal Health Inc.
2.62%	06/15/22	18,000	17,964
3.08%	06/15/24	22,000	22,141
3.41%	06/15/27	18,000	18,043
4.37%	06/15/47	9,000	9,267
Caterpillar Inc.
4.30%	05/15/44	26,000	28,407
Catholic Health Initiatives
2.60%	08/01/18	30,000	30,214
4.35%	11/01/42	24,000	22,511
CBL & Associates LP
5.95%	12/15/26	8,000	8,099
CBS Corp.
2.50%	02/15/23	40,000	39,456
2.90%	01/15/27	25,000	23,682
CCO Holdings LLC/CCO Holdings Capital Corp.
5.88%	04/01/24	56,000	59,433	(h	)
Celgene Corp.
5.00%	08/15/45	4,000	4,569
Cenovus Energy Inc.
5.40%	06/15/47	7,000	6,965	(h	)
CenterPoint Energy Inc.
2.50%	09/01/22	45,000	44,919
CenturyLink Inc.
5.80%	03/15/22	77,000	76,808
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%	12/15/21	96,000	97,920	(h	)
CF Industries Inc.
7.13%	05/01/20	36,000	39,917
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%	07/23/20	62,000	63,662
4.91%	07/23/25	91,000	97,367
5.38%	05/01/47	18,000	18,682	(h	)
6.38%	10/23/35	7,000	8,160
6.48%	10/23/45	15,000	17,589
Chevron Corp.
3.19%	06/24/23	40,000	41,508
Church & Dwight Company Inc.
2.45%	08/01/22	23,000	22,915
3.15%	08/01/27	40,000	39,587
Cigna Corp.
3.25%	04/15/25	47,000	47,578
3.88%	10/15/47	27,000	26,999
Cimarex Energy Co.
3.90%	05/15/27	28,000	28,505
Cinemark USA Inc.
4.88%	06/01/23	42,000	42,420
Cisco Systems Inc.
2.50%	09/20/26	43,000	41,711
Citigroup Inc.
1.75%	05/01/18	183,000	183,054
2.05%	12/07/18	85,000	85,151
2.90%	12/08/21	44,000	44,532
4.45%	09/29/27	46,000	48,547
Citigroup Inc. (2.88% fixed rate until 07/24/22; 0.95% + 3 month USD LIBOR thereafter)
2.88%	07/24/23	90,000	90,095	(d	)
Citigroup Inc. (3.67% fixed rate until 07/24/27; 1.39% + 3 month USD LIBOR thereafter)
3.67%	07/24/28	42,000	42,415	(d	)
Citigroup Inc. (4.28% fixed rate until 04/24/47; 1.84% + 3 month USD LIBOR thereafter)
4.28%	04/24/48	69,000	72,394	(d	)
CMS Energy Corp.
4.88%	03/01/44	47,000	52,476
CNA Financial Corp.
3.45%	08/15/27	27,000	26,678
5.88%	08/15/20	58,000	63,294
CNH Industrial N.V.
4.50%	08/15/23	56,000	59,304

Elfun Diversified Fund Schedule of Investments	September 30, 2017 (Unaudited)

		Principal Amount	Fair Value
Columbia Pipeline Group Inc.
3.30%	06/01/20	$28,000	$28,632
Comcast Corp.
3.38%	08/15/25	24,000	24,702
4.20%	08/15/34	41,000	43,369
4.60%	08/15/45	40,000	43,986
Concho Resources Inc.
3.75%	10/01/27	13,000	13,084
4.88%	10/01/47	18,000	18,820
ConocoPhillips Co.
3.35%	11/15/24	39,000	40,122
5.95%	03/15/46	8,000	10,370
Consolidated Edison Company of New York Inc.
2.90%	12/01/26	40,000	39,367
Constellation Brands Inc.
2.70%	05/09/22	40,000	40,069
3.50%	05/09/27	24,000	24,237
4.50%	05/09/47	11,000	11,597
Continental Resources Inc.
5.00%	09/15/22	18,000	18,293
Corporation Andina de Fomento
2.20%	07/18/20	44,000	44,056
4.38%	06/15/22	121,000	130,676
Costco Wholesale Corp.
3.00%	05/18/27	41,000	41,005
CSX Corp.
4.50%	08/01/54	26,000	26,739
CVS Health Corp.
3.88%	07/20/25	30,000	31,282
5.13%	07/20/45	39,000	44,818
Daimler Finance North America LLC
2.38%	08/01/18	150,000	150,820	(h	)
Dana Financing Luxembourg Sarl
6.50%	06/01/26	56,000	60,480	(h	)
Danaher Corp.
4.38%	09/15/45	22,000	23,935
Dell International LLC/EMC Corp.
3.48%	06/01/19	66,000	67,287	(h	)
4.42%	06/15/21	43,000	45,111	(h	)
6.02%	06/15/26	21,000	23,297	(h	)
8.35%	07/15/46	11,000	14,098	(h	)
Delphi Automotive PLC
4.40%	10/01/46	23,000	23,184
Deutsche Bank AG
2.70%	07/13/20	89,000	89,420
3.70%	05/30/24	24,000	24,340
Deutsche Telekom International Finance BV
2.49%	09/19/23	150,000	146,930	(h	)
Devon Energy Corp.
5.00%	06/15/45	18,000	18,964
5.85%	12/15/25	8,000	9,232
Dexia Credit Local S.A.
2.25%	01/30/19	250,000	251,176	(a,h	)
Diageo Investment Corp.
2.88%	05/11/22	39,000	39,970
Discovery Communications LLC
2.20%	09/20/19	45,000	45,163
3.95%	03/20/28	45,000	44,906
5.00%	09/20/37	20,000	20,422
5.20%	09/20/47	20,000	20,338
Dollar General Corp.
1.88%	04/15/18	88,000	88,092
Dominion Energy Inc.
2.58%	07/01/20	31,000	31,186
3.63%	12/01/24	35,000	36,182
DTE Energy Co.
2.85%	10/01/26	60,000	57,405
Duke Energy Corp.
3.75%	09/01/46	20,000	19,251
Duke Energy Progress LLC
4.15%	12/01/44	30,000	31,886
Duquesne Light Holdings Inc.
3.62%	08/01/27	45,000	44,763	(h	)
Eastman Chemical Co.
3.60%	08/15/22	17,000	17,675

		Principal Amount	Fair Value
Eaton Corp.
3.10%	09/15/27	$44,000	$43,524
Ecopetrol S.A.
5.88%	05/28/45	41,000	40,221	(a	)
EI du Pont de Nemours & Co. 0.53% + 3 month USD LIBOR
1.84%	05/01/20	39,000	39,329	(d	)
Electricite de France S.A.
2.15%	01/22/19	100,000	100,389	(h	)
Eli Lilly & Co.
3.10%	05/15/27	16,000	16,167
3.70%	03/01/45	8,000	8,034
3.95%	05/15/47	10,000	10,482
Embraer Netherlands Finance BV
5.40%	02/01/27	32,000	34,596
EMC Corp.
2.65%	06/01/20	90,000	88,875
Emera US Finance LP
3.55%	06/15/26	35,000	35,229
4.75%	06/15/46	10,000	10,754
Enbridge Energy Partners LP
5.50%	09/15/40	10,000	10,536
Enbridge Inc. (5.50% fixed rate until 07/15/27; 3.42% + 3 month USD LIBOR until 07/15/47; 4.17% + 3 month USD LIBOR thereafter)
5.50%	07/15/77	39,000	39,520	(d	)
Encana Corp.
3.90%	11/15/21	43,000	44,129
Energy Transfer Equity LP
5.88%	01/15/24	157,000	168,775
Energy Transfer LP
5.30%	04/15/47	19,000	19,029
6.50%	02/01/42	32,000	36,277
Energy Transfer LP/Regency Energy Finance Corp.
4.50%	11/01/23	36,000	37,696
EnLink Midstream Partners LP (6.00% fixed rate until 12/15/22; 4.11% + 3 month USD LIBOR thereafter)
6.00%	12/15/22	57,000	57,056	(d	)
Entergy Louisiana LLC
3.05%	06/01/31	30,000	28,945
Enterprise Products Operating LLC
3.95%	02/15/27	63,000	66,126
EOG Resources Inc.
4.15%	01/15/26	43,000	45,615
EQT Corp.
3.00%	10/01/22	45,000	45,165
3.90%	10/01/27	45,000	45,027
ERP Operating LP
4.50%	07/01/44	19,000	20,325
Exelon Corp.
3.50%	06/01/22	63,000	64,839
4.45%	04/15/46	44,000	46,054
Express Scripts Holding Co.
3.40%	03/01/27	31,000	30,660
4.80%	07/15/46	11,000	11,638
Exxon Mobil Corp.
2.22%	03/01/21	27,000	27,190
3.04%	03/01/26	11,000	11,198
FirstEnergy Corp.
3.90%	07/15/27	26,000	26,484
4.85%	07/15/47	9,000	9,446
Florida Power & Light Co.
4.13%	02/01/42	27,000	29,002
Ford Motor Co.
4.35%	12/08/26	76,000	79,012
Freeport-McMoRan Inc.
3.10%	03/15/20	54,000	54,108
Frontier Communications Corp.
7.13%	03/15/19	91,000	90,090
11.00%	09/15/25	43,000	36,550
General Dynamics Corp.
2.13%	08/15/26	16,000	15,034
General Motors Co.
5.20%	04/01/45	7,000	7,073
General Motors Financial Company Inc.
3.15%	01/15/20	58,000	59,075
5.25%	03/01/26	74,000	80,593
Georgia-Pacific LLC
3.60%	03/01/25	12,000	12,400	(h	)
Gilead Sciences Inc.

Elfun Diversified Fund Schedule of Investments	September 30, 2017 (Unaudited)

		Principal Amount	Fair Value
1.95%	03/01/22	$26,000	$25,602
2.95%	03/01/27	18,000	17,823
3.65%	03/01/26	30,000	31,314
4.15%	03/01/47	25,000	25,661
4.80%	04/01/44	22,000	24,681
Glencore Finance Canada Ltd.
5.55%	10/25/42	11,000	12,167	(h	)
Glencore Funding LLC
4.00%	03/27/27	47,000	47,285	(h	)
H&E Equipment Services Inc.
5.63%	09/01/25	5,000	5,263	(h	)
Halliburton Co.
3.80%	11/15/25	40,000	41,128
5.00%	11/15/45	24,000	26,299
HCA Inc.
4.75%	05/01/23	122,000	128,564
Hess Corp.
4.30%	04/01/27	21,000	20,889
5.60%	02/15/41	16,000	15,971
5.80%	04/01/47	11,000	11,300
Hewlett Packard Enterprise Co.
6.35%	10/15/45	11,000	11,656
Honeywell International Inc.
2.50%	11/01/26	51,000	48,863
Hyundai Capital America
2.13%	10/02/17	35,000	35,000	(h	)
3.10%	04/05/22	20,000	19,900	(h	)
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.00%	08/01/20	54,000	55,728
Ingersoll-Rand Luxembourg Finance S.A.
3.55%	11/01/24	57,000	59,038
Ingles Markets Inc.
5.75%	06/15/23	2,000	1,960
Intel Corp.
2.45%	07/29/20	40,000	40,730
2.60%	05/19/26	75,000	73,233
2.88%	05/11/24	41,000	41,492
International Flavors & Fragrances Inc.
4.38%	06/01/47	11,000	11,303
International Paper Co.
4.40%	08/15/47	40,000	40,425
Interstate Power & Light Co.
3.40%	08/15/25	150,000	152,041
IPALCO Enterprises Inc.
3.70%	09/01/24	5,000	5,044	(h	)
j2 Cloud Services LLC/j2 Global Co-Obligor Inc.
6.00%	07/15/25	5,000	5,219	(h	)
JB Poindexter & Company Inc.
9.00%	04/01/22	23,000	24,035	(h	)
JBS USA LUX S.A./JBS USA Finance Inc.
5.75%	06/15/25	50,000	49,393	(h	)
Jefferies Group LLC
5.13%	01/20/23	83,000	90,644
6.50%	01/20/43	26,000	29,802
Johnson & Johnson
3.63%	03/03/37	31,000	32,326
Johnson Controls International PLC
4.50%	02/15/47	14,000	14,851
JPMorgan Chase & Co.
2.30%	08/15/21	42,000	41,942
2.55%	10/29/20	92,000	93,030
3.30%	04/01/26	79,000	79,258
3.63%	12/01/27	30,000	30,068
JPMorgan Chase & Co. (3.22% fixed rate until 03/01/24; 1.16% + 3 month USD LIBOR thereafter)
3.22%	03/01/25	44,000	44,699	(d	)
JPMorgan Chase & Co. (3.78% fixed rate until 02/01/27; 1.34% + 3 month USD LIBOR thereafter)
3.78%	02/01/28	33,000	33,951	(d	)
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/17; 1.36% + 3 month USD LIBOR thereafter)
3.88%	07/24/38	72,000	72,389	(d	)
JPMorgan Chase & Co. (3.54% fixed rate until 05/01/27; 1.38% + 3 month USD LIBOR thereafter)
3.54%	05/01/28	73,000	73,825	(d	)
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.46% + 3 month USD LIBOR thereafter)
4.03%	07/24/48	45,000	45,486	(d	)
JPMorgan Chase & Co. (5.00% fixed rate until 07/01/19; 3.32% + 3 month USD LIBOR thereafter)
5.00%	12/29/49	36,000	36,612	(d	)

		Principal Amount	Fair Value
JPMorgan Chase & Co. (6.10% fixed rate until 10/01/24; 3.33% + 3 month USD LIBOR thereafter)
6.10%	10/29/49	$110,000	$121,411	(d	)
JPMorgan Chase & Co. (7.90% fixed rate until 04/30/18; 3.47% + 3 month USD LIBOR thereafter)
7.90%	04/30/18	44,000	45,256	(d	)
KB Home
7.00%	12/15/21	97,000	108,458
Kinder Morgan Energy Partners LP
3.50%	09/01/23	20,000	20,239
6.38%	03/01/41	18,000	20,746
Kinder Morgan Inc.
3.05%	12/01/19	17,000	17,304
5.05%	02/15/46	18,000	18,488
5.55%	06/01/45	32,000	34,481
Kraft Heinz Foods Co.
3.00%	06/01/26	10,000	9,602
4.38%	06/01/46	34,000	33,428
Kreditanstalt fuer Wiederaufbau
2.00%	10/04/22	55,000	54,739
4.50%	07/16/18	102,000	104,398
L Brands Inc.
5.63%	02/15/22	66,000	70,448
Lee Enterprises Inc.
9.50%	03/15/22	78,000	80,876	(h	)
Lennar Corp.
4.50%	11/15/19	81,000	83,784
4.75%	05/30/25	39,000	40,731
Levi Strauss & Co.
5.00%	05/01/25	59,000	62,245
Lincoln National Corp.
3.63%	12/12/26	56,000	56,699
Lithia Motors Inc.
5.25%	08/01/25	12,000	12,450	(h	)
Lockheed Martin Corp.
3.55%	01/15/26	35,000	36,164
3.80%	03/01/45	16,000	15,623
4.70%	05/15/46	17,000	19,030
Lowe’s Companies Inc.
3.70%	04/15/46	25,000	24,257
LYB International Finance BV
4.88%	03/15/44	11,000	12,040
LYB International Finance II BV
3.50%	03/02/27	47,000	46,842
Macy’s Retail Holdings Inc.
4.30%	02/15/43	9,000	7,258
Marathon Oil Corp.
3.85%	06/01/25	22,000	21,992
Marathon Petroleum Corp.
3.63%	09/15/24	40,000	40,752
Marsh & McLennan Companies Inc.
3.50%	03/10/25	47,000	48,474
Masco Corp.
4.38%	04/01/26	8,000	8,485
McDonald’s Corp.
3.70%	01/30/26	44,000	45,860
4.88%	12/09/45	18,000	20,239
Medtronic Inc.
3.50%	03/15/25	30,000	31,283
4.63%	03/15/45	38,000	43,273
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	27,000	27,766
Merck & Company Inc.
2.75%	02/10/25	86,000	86,261
MetLife Inc.
4.72%	12/15/44	28,000	31,182
MGM Resorts International
4.63%	09/01/26	37,000	37,509
5.25%	03/31/20	59,000	62,469
6.63%	12/15/21	98,000	110,397
Microsoft Corp.
1.55%	08/08/21	42,000	41,231
2.40%	08/08/26	52,000	50,284
3.45%	08/08/36	26,000	26,173
3.70%	08/08/46	26,000	26,235
4.00%	02/12/55	40,000	41,446
4.10%	02/06/37	12,000	13,069
4.25%	02/06/47	43,000	47,512

Elfun Diversified Fund Schedule of Investments	September 30, 2017 (Unaudited)

		Principal Amount	Fair Value
Mizuho Financial Group Inc.
2.63%	04/12/21	$200,000	$199,835	(h	)
Molina Healthcare Inc.
4.88%	06/15/25	36,000	35,460	(h	)
Molson Coors Brewing Co.
2.10%	07/15/21	62,000	61,173
3.00%	07/15/26	45,000	43,831
4.20%	07/15/46	17,000	17,043
Monsanto Co.
4.70%	07/15/64	10,000	10,033
Morgan Stanley
2.45%	02/01/19	138,000	138,936
2.63%	11/17/21	78,000	78,237
2.65%	01/27/20	44,000	44,512
2.75%	05/19/22	44,000	44,221
3.63%	01/20/27	45,000	45,564
3.70%	10/23/24	23,000	23,845
3.95%	04/23/27	93,000	94,749
4.00%	07/23/25	45,000	47,387
4.10%	05/22/23	106,000	110,971
4.38%	01/22/47	43,000	45,733
Morgan Stanley (3.59% fixed rate until 07/22/27; 1.34% + 3 month USD LIBOR thereafter)
3.59%	07/22/28	69,000	69,308	(d	)
Morgan Stanley (3.97% fixed rate until 07/22/37; 1.46% + 3 month USD LIBOR thereafter)
3.97%	07/22/38	25,000	25,140	(d	)
MPLX LP
5.20%	03/01/47	11,000	11,532
Murphy Oil Corp.
5.75%	08/15/25	63,000	64,808
Mylan N.V.
3.15%	06/15/21	20,000	20,346
3.95%	06/15/26	21,000	21,394
National Retail Properties Inc.
4.00%	11/15/25	45,000	46,137
Navient Corp.
8.00%	03/25/20	72,000	79,294
NCL Corporation Ltd.
4.63%	11/15/20	49,000	50,838	(h	)
Newell Brands Inc.
3.85%	04/01/23	42,000	44,112
4.20%	04/01/26	34,000	35,828
5.50%	04/01/46	17,000	20,187
Newmont Mining Corp.
4.88%	03/15/42	37,000	39,599
Nexen Energy ULC
6.40%	05/15/37	12,000	15,402
NGPL PipeCo LLC
4.88%	08/15/27	10,000	10,479	(h	)
Noble Energy Inc.
3.90%	11/15/24	48,000	49,198
Nordstrom Inc.
5.00%	01/15/44	2,000	1,965
Northern States Power Co.
2.20%	08/15/20	94,000	94,450
Northrop Grumman Corp.
3.85%	04/15/45	9,000	8,758
Novartis Capital Corp.
3.00%	11/20/25	6,000	6,111
4.00%	11/20/45	10,000	10,653
NRG Energy Inc.
6.25%	07/15/22	59,000	61,950
Nucor Corp.
4.13%	09/15/22	20,000	21,339
NuStar Logistics LP
4.80%	09/01/20	36,000	37,451
Occidental Petroleum Corp.
4.10%	02/15/47	21,000	21,508
Omnicom Group Inc.
3.63%	05/01/22	27,000	28,145
Oncor Electric Delivery Company LLC
3.80%	09/30/47	8,000	8,059	(h	)
Oracle Corp.
1.90%	09/15/21	43,000	42,693
2.40%	09/15/23	30,000	29,834
4.00%	07/15/46	26,000	26,885

		Principal Amount	Fair Value
Pacific Gas & Electric Co.
3.40%	08/15/24	$140,000	$144,655
PacifiCorp
6.25%	10/15/37	57,000	76,324
Parker-Hannifin Corp.
3.25%	03/01/27	91,000	91,561	(h	)
PepsiCo Inc.
3.45%	10/06/46	15,000	14,227
Petroleos Mexicanos
4.50%	01/23/26	91,000	90,779
5.38%	03/13/22	50,000	53,413	(h	)
5.63%	01/23/46	19,000	17,716
6.38%	01/23/45	25,000	25,515
6.50%	03/13/27	50,000	55,380	(h	)
6.75%	09/21/47	40,000	42,644
PetSmart Inc.
5.88%	06/01/25	50,000	43,625	(h	)
Pfizer Inc.
3.00%	12/15/26	62,000	62,784
4.13%	12/15/46	21,000	22,507
4.40%	05/15/44	10,000	11,098
Philip Morris International Inc.
4.13%	03/04/43	34,000	34,779
Plains All American Pipeline LP/PAA Finance Corp.
4.70%	06/15/44	16,000	14,467
5.75%	01/15/20	31,000	32,990
Potash Corporation of Saskatchewan Inc.
4.00%	12/15/26	21,000	21,891
PPL Capital Funding Inc.
3.10%	05/15/26	57,000	56,119
Precision Castparts Corp.
4.38%	06/15/45	26,000	28,514
Prudential Financial Inc. (4.50% fixed rate until 09/15/27; 2.38% + 3 month USD LIBOR thereafter)
4.50%	09/15/47	22,000	22,375	(d	)
Prudential Financial Inc. (5.38% fixed rate until 05/15/25; 3.03% + 3 month USD LIBOR thereafter)
5.38%	05/15/45	45,000	48,729	(d	)
Public Service Electric & Gas Co.
2.38%	05/15/23	72,000	71,533
PulteGroup Inc.
4.25%	03/01/21	20,000	20,852
5.50%	03/01/26	60,000	65,424
QUALCOMM Inc.
2.10%	05/20/20	39,000	39,162
2.90%	05/20/24	39,000	39,184
3.25%	05/20/27	12,000	12,092
4.30%	05/20/47	14,000	14,338
Realty Income Corp.
3.00%	01/15/27	68,000	64,888
Reynolds American Inc.
4.45%	06/12/25	7,000	7,509
5.85%	08/15/45	11,000	13,352
Rio Tinto Finance USA PLC
4.13%	08/21/42	23,000	23,968
Rockwell Collins Inc.
3.20%	03/15/24	41,000	41,761
3.50%	03/15/27	22,000	22,433
4.35%	04/15/47	19,000	19,759
Rogers Communications Inc.
5.00%	03/15/44	13,000	14,694
RPM International Inc.
3.75%	03/15/27	46,000	46,672
Ryder System Inc.
2.45%	09/03/19	110,000	110,779
Sabine Pass Liquefaction LLC
4.20%	03/15/28	91,000	91,583
5.00%	03/15/27	18,000	19,142
Santander Holdings USA Inc.
2.65%	04/17/20	78,000	78,360
3.70%	03/28/22	73,000	74,405	(h	)
4.40%	07/13/27	31,000	31,620	(h	)
Schlumberger Holdings Corp.
3.00%	12/21/20	34,000	34,821	(h	)
4.00%	12/21/25	16,000	16,784	(h	)
Select Income REIT
4.25%	05/15/24	44,000	44,458
Shell International Finance BV

Elfun Diversified Fund Schedule of Investments	September 30, 2017 (Unaudited)

		Principal Amount	Fair Value
2.88%	05/10/26	$46,000	$45,762
3.40%	08/12/23	59,000	61,787
3.75%	09/12/46	16,000	15,519
4.13%	05/11/35	24,000	25,373
Shire Acquisitions Investments Ireland DAC
2.40%	09/23/21	38,000	37,804
2.88%	09/23/23	49,000	48,680
3.20%	09/23/26	18,000	17,738
Simon Property Group LP
3.38%	06/15/27	46,000	46,218
Sinclair Television Group Inc.
5.38%	04/01/21	103,000	105,704
Smithfield Foods Inc.
2.70%	01/31/20	16,000	16,049	(h	)
4.25%	02/01/27	24,000	24,811	(h	)
Southern California Edison Co.
2.40%	02/01/22	35,000	35,106
Southern Copper Corp.
5.88%	04/23/45	20,000	22,951
Spectra Energy Partners LP
3.38%	10/15/26	21,000	20,848
4.50%	03/15/45	8,000	8,098
Sprint Corp.
7.63%	02/15/25	114,000	130,598
Standard Industries Inc.
5.38%	11/15/24	118,000	125,375	(h	)
Statoil ASA
3.95%	05/15/43	23,000	23,119
Sunoco Logistics Partners Operations LP
5.40%	10/01/47	43,000	43,869
Sunoco LP/Sunoco Finance Corp.
5.50%	08/01/20	75,000	77,250
6.25%	04/15/21	19,000	19,910
SunTrust Banks Inc. (5.05% fixed rate until 06/15/22; 3.10% + 3 month USD LIBOR thereafter)
5.05%	12/31/99	92,000	94,070	(d	)
SUPERVALU Inc.
6.75%	06/01/21	61,000	58,255
Sysco Corp.
3.25%	07/15/27	39,000	38,800
T-Mobile USA Inc.
6.63%	04/01/23	62,000	64,945
Tampa Electric Co.
4.35%	05/15/44	38,000	40,034
Target Corp.
2.50%	04/15/26	43,000	41,159
Teachers Insurance & Annuity Association of America
4.90%	09/15/44	20,000	22,588	(h	)
Teck Resources Ltd.
4.75%	01/15/22	38,000	40,114
TEGNA Inc.
5.50%	09/15/24	25,000	26,313	(h	)
Telefonica Emisiones SAU
4.10%	03/08/27	150,000	155,250
Tenet Healthcare Corp.
4.75%	06/01/20	90,000	92,664
6.00%	10/01/20	96,000	102,307
Teva Pharmaceutical Finance Netherlands III BV
1.40%	07/20/18	45,000	44,791
1.70%	07/19/19	27,000	26,612
3.15%	10/01/26	39,000	35,987
4.10%	10/01/46	12,000	10,225
The Allstate Corp.
4.20%	12/15/46	20,000	21,271
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75%	08/15/53	51,000	55,865	(d	)
The Bank of New York Mellon Corp. (2.66% fixed rate until 05/16/22; 0.63% + 3 month USD LIBOR thereafter)
2.66%	05/16/23	44,000	44,146	(d	)
The Bank of New York Mellon Corp. (3.44% fixed rate until 02/07/27; 1.07% + 3 month USD LIBOR thereafter)
3.44%	02/07/28	49,000	50,244	(d	)
The Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.13% + 3 month USD LIBOR thereafter)
4.63%	12/29/49	100,000	102,020	(d	)
The Dow Chemical Co.
4.25%	10/01/34	38,000	39,161
The Estee Lauder Companies Inc.
3.15%	03/15/27	41,000	41,565
The Goldman Sachs Group Inc.

		Principal Amount	Fair Value
2.30%	12/13/19	$138,000	$138,614
2.35%	11/15/21	77,000	76,362
2.38%	01/22/18	90,000	90,212
2.63%	04/25/21	61,000	61,285
2.90%	07/19/18	60,000	60,545
3.85%	01/26/27	69,000	70,393
4.25%	10/21/25	30,000	31,289
4.80%	07/08/44	19,000	21,249
5.15%	05/22/45	45,000	51,516
The Goldman Sachs Group Inc. (2.91% fixed rate until 07/22/24; 0.99% + 3 month USD LIBOR thereafter)
2.91%	07/24/23	45,000	45,034	(d	)
The Goldman Sachs Group Inc. (2.91% fixed rate until 06/05/22; 1.05% + 3 month USD LIBOR thereafter)
2.91%	06/05/23	90,000	90,086	(d	)
The Goldman Sachs Group Inc. (3.27% fixed rate until 09/29/24; 1.20% + 3 month USD LIBOR thereafter)
3.27%	09/29/25	50,000	50,112	(d	)
The Goldman Sachs Group Inc. (3.69% fixed rate until 06/05/27; 1.51% + 3 month USD LIBOR thereafter)
3.69%	06/05/28	45,000	45,429	(d	)
The Home Depot Inc.
3.35%	09/15/25	58,000	60,006
3.50%	09/15/56	22,000	20,256
3.90%	06/15/47	21,000	21,487
The Kroger Co.
2.95%	11/01/21	57,000	57,506
4.65%	01/15/48	27,000	26,219
The Mosaic Co.
5.63%	11/15/43	8,000	8,173
The Nielsen Company Luxembourg Sarl
5.00%	02/01/25	38,000	39,520	(h	)
The Sherwin-Williams Co.
2.25%	05/15/20	41,000	41,161
2.75%	06/01/22	15,000	15,099
3.13%	06/01/24	40,000	40,284
3.45%	06/01/27	37,000	37,302
4.50%	06/01/47	29,000	30,481
The Southern Co.
3.25%	07/01/26	23,000	22,736
4.40%	07/01/46	17,000	17,609
The Southern Co. (5.50% fixed rate until 03/15/22; 3.63% + 3 month USD LIBOR thereafter)
5.50%	03/15/57	33,000	34,987	(d	)
The Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + USD 5 year Swap Rate thereafter)
3.63%	09/15/31	56,000	55,616	(d	)
The Walt Disney Co.
4.13%	06/01/44	16,000	16,756
Time Warner Cable LLC
4.50%	09/15/42	7,000	6,624
6.55%	05/01/37	28,000	32,878
Time Warner Inc.
3.80%	02/15/27	47,000	47,091
5.35%	12/15/43	61,000	65,730
TransCanada PipeLines Ltd.
4.88%	01/15/26	21,000	23,611
Tyco Electronics Group S.A.
2.35%	08/01/19	86,000	86,459
3.13%	08/15/27	45,000	44,612
Tyson Foods Inc.
2.65%	08/15/19	16,000	16,189
4.55%	06/02/47	14,000	14,975
U.S. Bancorp (5.13% fixed rate until 01/15/21; 3.49% + 3 month USD LIBOR thereafter)
5.13%	12/29/49	94,000	99,640	(d	)
Union Pacific Corp.
3.60%	09/15/37	11,000	11,161
4.10%	09/15/67	18,000	18,207
United Technologies Corp.
2.65%	11/01/26	71,000	68,546
3.75%	11/01/46	14,000	13,507
UnitedHealth Group Inc.
4.75%	07/15/45	39,000	45,018
Vale Overseas Ltd.
4.38%	01/11/22	26,000	27,059
5.88%	06/10/21	50,000	54,943
6.25%	08/10/26	21,000	23,866
6.88%	11/10/39	15,000	17,215
Valvoline Inc.
4.38%	08/15/25	10,000	10,150	(h	)
Ventas Realty LP
3.25%	10/15/26	49,000	47,662
Verizon Communications Inc.

Elfun Diversified Fund Schedule of Investments	September 30, 2017 (Unaudited)

		Principal Amount	Fair Value
3.38%	02/15/25	$59,000	$59,238	(h	)
4.40%	11/01/34	40,000	39,984
4.67%	03/15/55	28,000	26,650
4.86%	08/21/46	105,000	107,002
5.25%	03/16/37	28,000	30,731
Viacom Inc.
3.45%	10/04/26	25,000	24,033
5.25%	04/01/44	28,000	26,836
Videotron Ltd.
5.13%	04/15/27	4,000	4,159	(h	)
Virginia Electric & Power Co.
4.00%	11/15/46	50,000	51,346
Visa Inc.
3.15%	12/14/25	43,000	44,063
4.30%	12/14/45	24,000	26,503
Vulcan Materials Co.
3.90%	04/01/27	20,000	20,453
W.R. Grace & Co.
5.63%	10/01/24	98,000	107,678	(h	)
Wabtec Corp.
3.45%	11/15/26	47,000	46,223
Wal-Mart Stores Inc.
4.30%	04/22/44	34,000	37,596
Walgreens Boots Alliance Inc.
4.65%	06/01/46	11,000	11,550
WEC Energy Group Inc.
3.55%	06/15/25	70,000	72,128
WellCare Health Plans Inc.
5.25%	04/01/25	44,000	46,310
Wells Fargo & Co.
2.63%	07/22/22	90,000	90,139
3.90%	05/01/45	25,000	25,082
4.75%	12/07/46	49,000	53,721
Wells Fargo & Co. (3.58% fixed rate until 05/22/27; 1.31% + 3 month USD LIBOR thereafter)
3.58%	05/22/28	45,000	45,641	(d	)
Wells Fargo & Co. (5.90% fixed rate until 06/15/24; 3.11% + 3 month USD LIBOR thereafter)
5.90%	12/29/49	62,000	67,503	(d	)
Wells Fargo & Co. (7.98% fixed rate until 03/15/18; 3.77% + 3 month USD LIBOR thereafter)
7.98%	03/15/18	44,000	45,101	(d	)
Wells Fargo & Co. (5.88% fixed rate until 06/15/25; 3.99% + 3 month USD LIBOR thereafter)
5.88%	12/29/49	66,000	73,458	(d	)
Western Digital Corp.
7.38%	04/01/23	10,000	10,963	(h	)
Western Gas Partners LP
5.38%	06/01/21	37,000	39,675
Westlake Chemical Corp.
3.60%	08/15/26	30,000	30,035
5.00%	08/15/46	11,000	11,990
WestRock Co.
3.00%	09/15/24	34,000	34,041	(h	)
Williams Partners LP
3.75%	06/15/27	14,000	13,989
3.90%	01/15/25	30,000	30,629
4.90%	01/15/45	11,000	11,146
5.40%	03/04/44	7,000	7,565
Willis North America Inc.
3.60%	05/15/24	45,000	45,987
Windstream Services LLC
6.38%	08/01/23	73,000	51,648
WPP Finance 2010
3.75%	09/19/24	89,000	91,073
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%	05/15/27	42,000	42,680	(h	)
Xilinx Inc.
2.95%	06/01/24	30,000	30,038
XPO Logistics Inc.
6.50%	06/15/22	56,000	58,940	(h	)
			25,412,267
Non-Agency Collateralized Mortgage Obligations – 1.2%
American Tower Trust I (REIT)
1.55%	03/15/43	117,000	116,787	(h	)
Banc of America Commercial Mortgage Trust 2008-1
6.51%	02/10/51	49,917	50,142	(d	)
Bear Stearns Commercial Mortgage Securities Trust 2007-PW18
6.09%	06/11/50	72,231	72,257	(d	)

		Principal Amount	Fair Value
BXP Trust 2017-GM
3.38%	06/13/39	$171,000	$174,061	(h	)
Citigroup Commercial Mortgage Trust 2015-GC33
3.78%	09/10/58	100,000	105,291
Citigroup Commercial Mortgage Trust 2016-P5
2.94%	10/10/49	90,682	89,445
Citigroup Commercial Mortgage Trust 2016-P6
3.72%	12/10/49	228,583	239,925	(d	)
4.03%	12/10/49	78,331	81,916	(d	)
COMM 2014-CR14 Mortgage Trust
4.53%	02/10/47	55,000	59,465	(d	)
GS Mortgage Securities Trust 2015-GC28
1.29%	02/10/48	976,942	53,322	(d,f	)
GS Mortgage Securities Trust 2016-GS3
2.85%	10/10/49	181,000	178,014
GS Mortgage Securities Trust 2017-GS5
3.67%	03/10/50	197,062	206,314
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.16%	07/15/45	25,000	26,373	(d	)
JPMDB Commercial Mortgage Securities Trust 2017-C5
3.69%	03/15/50	182,320	190,773
LB-UBS Commercial Mortgage Trust 2004-C8
0.38%	12/15/39	19,197	33	(d,f,h	)
LB-UBS Commercial Mortgage Trust 2007-C6
6.11%	07/15/40	16,062	16,057	(d	)
6.11%	07/15/40	36,850	36,849	(h	)
MASTR Alternative Loan Trust 2003-5
5.00%	08/25/18	767	3	(f	)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20
1.54%	02/15/48	714,299	50,749	(d,f	)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
1.10%	03/15/48	856,269	44,892	(d,f	)
Morgan Stanley Capital I Trust 2006-IQ11
6.39%	10/15/42	40,000	39,485	(d	)
Morgan Stanley Capital I Trust 2006-T21
5.27%	10/12/52	15,780	15,769	(d	)
Morgan Stanley Capital I Trust 2007-IQ16
6.32%	12/12/49	38,343	38,588	(d	)
Morgan Stanley Capital I Trust 2008-T29
6.50%	01/11/43	50,000	50,316	(d	)
Morgan Stanley Capital I Trust 2016-UBS9
1.39%	03/15/49	573,725	41,621	(d,f	)
Wells Fargo Commercial Mortgage Trust 2015-C26
1.43%	02/15/48	946,271	66,364	(d,f	)
Wells Fargo Commercial Mortgage Trust 2017-RB1
3.64%	03/15/50	115,209	119,928
WFRBS Commercial Mortgage Trust 2013-C17
4.26%	12/15/46	55,000	58,315
WFRBS Commercial Mortgage Trust 2014-C25
3.80%	11/15/47	23,000	17,289	(d,h	)
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%	03/15/47	123,000	130,307	(d	)
4.59%	03/15/47	130,681	109,970	(d,h	)
			2,480,620
Sovereign Bonds – 0.3%
Government of Colombia
2.63%	03/15/23	200,000	196,250
Government of Mexico
3.60%	01/30/25	205,000	209,916
4.00%	10/02/23	30,000	31,701
4.75%	03/08/44	64,000	65,921
Government of Peru
5.63%	11/18/50	30,000	37,918
Government of Uruguay
5.10%	06/18/50	30,308	31,993
			573,699
Municipal Bonds and Notes – 0.2%
American Municipal Power Inc.
6.27%	02/15/50	25,000	32,892
Municipal Electric Authority of Georgia
6.64%	04/01/57	54,000	68,242	(a	)
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	15,000	15,645
Port Authority of New York & New Jersey
4.46%	10/01/62	95,000	106,326

Elfun Diversified Fund Schedule of Investments	September 30, 2017 (Unaudited)

		Principal Amount	Fair Value
South Carolina State Public Service Authority
6.45%	01/01/50	$40,000	$51,459
State of California
5.70%	11/01/21	55,000	61,901
State of Illinois
5.10%	06/01/33	25,000	25,283
The University of Texas System
3.35%	08/15/47	25,000	24,631
			386,379
FNMA (TBA) – 0.0% *
Lehman 5.50%	TBA	36,429	787	(i,j	)
Total Bonds and Notes (Cost $63,247,647)			63,915,514

		Number of Shares	Fair Value
Exchange Traded & Mutual Funds – 29.7%
Exchange Traded & Mutual Funds – 29.7%
SPDR Bloomberg Barclays High Yield Bond ETF		173,223	6,464,682	(k	)
State Street Global Equity ex-U.S. Index Portfolio		5,244,029	55,534,268	(k	)
Total Exchange Traded & Mutual Funds (Cost $56,665,637)			61,998,950
Total Investments in Securities (Cost $188,559,512)			201,053,371

		Fair Value
Short-Term Investments – 5.8%
Short-Term Investment Companies – 5.8%
Dreyfus Treasury & Agency Cash Management - Institutional Shares 0.89%	3,370,738	$3,370,738	(l	)
State Street Institutional Treasury Money Market Fund - Premier Class 0.92%	2,547,710	2,547,710	(a,k,l	)
State Street Institutional Treasury Plus Fund - Premier Class 0.86%	3,370,739	3,370,739	(k,l	)
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.96%	2,849,638	2,849,638	(k,l	)
		12,138,825
U.S. Treasuries – 0.0% *
U.S. Treasury Bills 1.14%	$20,000	19,928	(l	)
Total Short-Term Investments (Cost $12,158,749)		12,158,753
Total Investments (Cost $200,718,261)		213,212,124
Liabilities in Excess of Other Assets, net – (2.3)%		(4,731,090)

NET ASSETS – 100.0%		$208,481,034

Other Information:

Centrally Cleared Credit Default Swaps - Buy Protection

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Depreciation
Markit CDX North America Investment Grade Index	CME Group Inc.	$1,637	1.00%	06/20/22	$(34,929)	$(25,614)	$(9,315)

The Fund had the following long futures contracts open at September 30, 2017:

Description	Expiration date	Number of Contracts	Notional Amount	Current Notional Value	Unrealized Appreciation (Depreciation)
S&P 500 Emini Index Futures	December 2017	3	370,386	$377,448	$7,062
U.S. Long Bond Futures	December 2017	1	154,252	152,813	(1,439)
Ultra Long-Term U.S. Treasury Bond Futures	December 2017	10	1,679,929	1,651,250	(28,679)
5 Yr. U.S. Treasury Notes Futures	December 2017	22	2,600,283	2,585,000	(15,283)

					$(38,339)

The Fund had the following short futures contracts open at September 30, 2017:

Description	Expiration date	Number of Contracts	Notional Amount	Current Notional Value	Unrealized Appreciation
2 Yr. U.S. Treasury Notes Futures	December 2017	15	(3,244,826)	$(3,235,547)	$9,279

Elfun Diversified Fund Schedule of Investments	September 30, 2017 (Unaudited)

10 Yr. U.S. Treasury Notes Futures	December 2017	9	(1,145,624)	(1,127,813)	17,811
10 Yr. U.S. Treasury Ultra Futures	December 2017	13	(1,765,913)	(1,746,266)	19,647

					$46,737

					$8,398

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At September 30, 2017, all or a portion of this security was pledged to cover collateral requirements for futures, swaps and/or TBA’s.
(b)	Non-income producing security.
(c)	State Street Corp. is the parent company of SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2017.
(e)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.
(f)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(g)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.
(h)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017, these securities amounted to $4,072,323 or 1.95% of the net assets of the Elfun Diversified Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees.
(i)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund’s Board of Trustees. Security value is determined based on Level 3 inputs.
(j)	Security is in default.
(k)	Sponsored by SSGA Funds Management, Inc., the Funds’ investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Funds’ sub-administrator, custodian and accounting agent.
(l)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of September 30, 2017.
*	Less than 0.05%.
**	Amount is less than $0.50.

Abbreviations:

LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SPDR	Standard and Poor’s Depositary Receipt
STRIPS	Separate Trading of Registered Interest and Principal of Security
TBA	To Be Announced

The Fund was invested in the following countries/territories at September 30, 2017 (unaudited):

Country/Territory	Percentage (based on Fair Value)
United States	97.02%
Ireland	0.39%
United Kingdom	0.38%
Netherlands	0.28%
Mexico	0.28%
Canada	0.21%
Germany	0.20%
Luxembourg	0.19%
Switzerland	0.17%
France	0.16%
Singapore	0.16%
Colombia	0.11%
Japan	0.09%
Supranational	0.08%
Spain	0.07%

Elfun Diversified Fund Schedule of Investments	September 30, 2017 (Unaudited)

Bermuda	0.05%
Cayman Islands	0.04%
Brazil	0.02%
Peru	0.02%
South Korea	0.02%

Country/Territory	Percentage (based on Fair Value)
Uruguay	0.02%
Jersey	0.01%
Norway	0.01%
Australia	0.01%
China	0.01%

100.00%

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at September 30, 2017 (unaudited):

Industry	Domestic	Foreign	Total
Exchange Traded Funds	29.08%	0.00%	29.08%
Diversified Banks	1.84%	0.00%	1.84%
Pharmaceuticals	1.69%	0.03%	1.72%
Internet Software & Services	1.70%	0.00%	1.70%
Technology Hardware, Storage & Peripherals	1.47%	0.01%	1.48%
Systems Software	1.26%	0.00%	1.26%
Semiconductors	1.00%	0.14%	1.14%
Biotechnology	1.12%	0.00%	1.12%
Integrated Oil & Gas	1.01%	0.00%	1.01%
Internet & Direct Marketing Retail	0.94%	0.00%	0.94%
Data Processing & Outsourced Services	0.92%	0.00%	0.92%
Healthcare Equipment	0.76%	0.16%	0.92%
Aerospace & Defense	0.88%	0.00%	0.88%
Industrial Conglomerates	0.76%	0.00%	0.76%
Integrated Telecommunication Services	0.74%	0.00%	0.74%
Electric Utilities	0.69%	0.00%	0.69%
Managed Healthcare	0.64%	0.00%	0.64%
Soft Drinks	0.61%	0.00%	0.61%
Household Products	0.60%	0.00%	0.60%
Multi-Sector Holdings	0.59%	0.00%	0.59%
Oil & Gas Exploration & Production	0.51%	0.00%	0.51%
Tobacco	0.48%	0.00%	0.48%
IT Consulting & Other Services	0.34%	0.13%	0.47%
Movies & Entertainment	0.46%	0.00%	0.46%
Regional Banks	0.46%	0.00%	0.46%
Cable & Satellite	0.43%	0.00%	0.43%
Home Improvement Retail	0.43%	0.00%	0.43%
Specialized REITs	0.41%	0.00%	0.41%
Asset Management & Custody Banks	0.40%	0.00%	0.40%
Restaurants	0.40%	0.00%	0.40%
Packaged Foods & Meats	0.40%	0.00%	0.40%
Application Software	0.39%	0.00%	0.39%
Investment Banking & Brokerage	0.38%	0.00%	0.38%
Multi-Utilities	0.36%	0.00%	0.36%
Communications Equipment	0.35%	0.00%	0.35%
Life & Health Insurance	0.32%	0.00%	0.32%
Railroads	0.31%	0.00%	0.31%
Industrial Machinery	0.30%	0.01%	0.31%
Hypermarkets & Super Centers	0.30%	0.00%	0.30%
Property & Casualty Insurance	0.19%	0.11%	0.30%
Oil & Gas Equipment & Services	0.28%	0.02%	0.30%
Life Sciences Tools & Services	0.29%	0.00%	0.29%
Diversified Chemicals	0.29%	0.00%	0.29%
Financial Exchanges & Data	0.28%	0.00%	0.28%
Air Freight & Logistics	0.26%	0.00%	0.26%
Consumer Finance	0.26%	0.00%	0.26%
Drug Retail	0.25%	0.00%	0.25%
Construction Machinery & Heavy Trucks	0.21%	0.00%	0.21%
Electrical Components & Equipment	0.20%	0.00%	0.20%
Specialty Chemicals	0.19%	0.00%	0.19%
Oil & Gas Refining & Marketing	0.19%	0.00%	0.19%
Insurance Brokers	0.09%	0.09%	0.18%
Retail REITs	0.18%	0.00%	0.18%
Airlines	0.18%	0.00%	0.18%
Hotels, Resorts & Cruise Lines	0.17%	0.00%	0.17%
Semiconductor Equipment	0.17%	0.00%	0.17%
Automobile Manufacturers	0.16%	0.00%	0.16%

Elfun Diversified Fund Schedule of Investments	September 30, 2017 (Unaudited)

Residential REITs	0.16%	0.00%	0.16%
Apparel Retail	0.16%	0.00%	0.16%
Multi-Line Insurance	0.15%	0.00%	0.15%
Home Entertainment Software	0.14%	0.00%	0.14%
Healthcare Distributors	0.14%	0.00%	0.14%
Oil & Gas Storage & Transportation	0.13%	0.00%	0.13%

Industry	Domestic	Foreign	Total
Fertilizers & Agricultural Chemicals	0.13%	0.00%	0.13%
Healthcare Services	0.13%	0.00%	0.13%
Building Products	0.11%	0.02%	0.13%
Industrial Gases	0.12%	0.00%	0.12%
General Merchandise Stores	0.12%	0.00%	0.12%
Footwear	0.11%	0.00%	0.11%
Apparel, Accessories & Luxury Goods	0.11%	0.00%	0.11%
Paper Packaging	0.11%	0.00%	0.11%
Health Care REITs	0.10%	0.00%	0.10%
Automotive Retail	0.09%	0.00%	0.09%
Office REITs	0.09%	0.00%	0.09%
Electronic Components	0.09%	0.00%	0.09%
Environmental & Facilities Services	0.09%	0.00%	0.09%
Research & Consulting Services	0.06%	0.02%	0.08%
Industrial REITs	0.07%	0.00%	0.07%
Distillers & Vintners	0.07%	0.00%	0.07%
Agricultural & Farm Machinery	0.07%	0.00%	0.07%
Broadcasting	0.06%	0.00%	0.06%
Healthcare Supplies	0.06%	0.00%	0.06%
Auto Parts & Equipment	0.02%	0.04%	0.06%
Specialty Stores	0.06%	0.00%	0.06%
Trading Companies & Distributors	0.06%	0.00%	0.06%
Healthcare Facilities	0.06%	0.00%	0.06%
Commodity Chemicals	0.05%	0.00%	0.05%
Home Building	0.05%	0.00%	0.05%
Personal Products	0.05%	0.00%	0.05%
Electronic Manufacturing Services	0.00%	0.05%	0.05%
Casinos & Gaming	0.05%	0.00%	0.05%
Construction Materials	0.05%	0.00%	0.05%
Food Distributors	0.04%	0.00%	0.04%
Advertising	0.04%	0.00%	0.04%
Distributors	0.04%	0.00%	0.04%
Agricultural Products	0.04%	0.00%	0.04%
Home Furnishings	0.04%	0.00%	0.04%
Department Stores	0.04%	0.00%	0.04%
Housewares & Specialties	0.03%	0.00%	0.03%
Healthcare Technology	0.03%	0.00%	0.03%
Gold	0.03%	0.00%	0.03%
Construction & Engineering	0.03%	0.00%	0.03%
Copper	0.03%	0.00%	0.03%
Food Retail	0.03%	0.00%	0.03%
Steel	0.03%	0.00%	0.03%
Leisure Products	0.03%	0.00%	0.03%
Independent Power Producers & Energy Traders	0.03%	0.00%	0.03%
Alternative Carriers	0.02%	0.00%	0.02%
Computer & Electronics Retail	0.02%	0.00%	0.02%
Metal & Glass Containers	0.02%	0.00%	0.02%
Water Utilities	0.02%	0.00%	0.02%
Brewers	0.02%	0.00%	0.02%
Household Appliances	0.02%	0.00%	0.02%
Diversified Support Services	0.02%	0.00%	0.02%
Hotel & Resort REITs	0.02%	0.00%	0.02%
Real Estate Services	0.02%	0.00%	0.02%
Trucking	0.02%	0.00%	0.02%
Motorcycle Manufacturers	0.01%	0.00%	0.01%
Tires & Rubber	0.01%	0.00%	0.01%
Publishing	0.01%	0.00%	0.01%
Human Resource & Employment Services	0.01%	0.00%	0.01%
Consumer Electronics	0.00%	0.01%	0.01%
Reinsurance	0.00%	0.01%	0.01%
Oil & Gas Drilling	0.01%	0.00%	0.01%
Specialized Consumer Services	0.01%	0.00%	0.01%
Electronic Equipment & Instruments	0.01%	0.00%	0.01%

			64.32%

Sector	Percentage (based on Fair Value)
Corporate Notes	11.92%
U.S. Treasuries	10.83%
Agency Mortgage Backed	4.66%

Elfun Diversified Fund Schedule of Investments	September 30, 2017 (Unaudited)

Non-Agency Collateralized Mortgage Obligations	1.16%
Asset Backed	0.68%
Agency Collateralized Mortgage Obligations	0.28%
Sovereign Bonds	0.27%
Municipal Bonds and Notes	0.18%
FNMA (TBA)	0.00%**

29.98%

Short-Term Investments
Short-Term Investments	5.70%

5.70%

100.00%

**	Less than 0.005%

Affiliate Table

	Number of Shares Held at 12/31/16	Value At 12/31/16	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17	Dividend Income
SPDR Bloomberg Barclays High Yield Bond ETF	173,223	6,313,978	—	—	—	150,704	173,223	$6,464,682	242,491
State Street Corp.	—	—	209,381	110,526	(905)	22,335	1,259	120,285	1,486
State Street Global Equity ex-U.S. Index Portfolio	—	—	50,500,000	—	—	5,034,268	5,244,029	55,534,268	—
State Street Institutional Treasury Money Market Fund - Premier Class	—	—	11,328,565	8,780,855	—	—	2,547,710	2,547,710	14,321
State Street Institutional Treasury Plus Fund - Premier Class	—	—	6,912,560	3,541,821	—	—	3,370,739	3,370,739	11,946
State Street Institutional U.S. Government Money Market Fund - Class G Shares	22,591,439	22,591,439	44,571,476	64,313,277	—	—	2,849,638	2,849,638	—
State Street Institutional U.S. Government Money Market Fund - Premier Class	—	—	17,282,934	17,282,934	—	—	—	—	—

TOTAL		$28,905,417	$130,804,916	$94,029,413	$(905)	$5,207,307		$70,887,322	$270,244

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy at September 30, 2017

Fund	Investments	Level 1	Level 2	Level 3	Total
Elfun Diversified Fund	Investments in Securities
	Domestic Equity	$73,201,498	$—	$—	$73,201,498
	Foreign Equity	1,937,409	—	—	1,937,409
	U.S. Treasuries	—	23,086,752	—	23,086,752
	Agency Mortgage Backed	—	9,937,013	—	9,937,013
	Agency Collateralized Mortgage Obligations	—	600,575	—	600,575
	Asset Backed	—	1,437,422	—	1,437,422
	Corporate Notes	—	25,412,267	—	25,412,267
	Non-Agency Collateralized Mortgage Obligations	—	2,480,620	—	2,480,620
	Sovereign Bonds	—	573,699	—	573,699
	Municipal Bonds and Notes	—	386,379	—	386,379
	FNMA (TBA)	—	—	787	787
	Exchange Traded & Mutual Funds	61,998,950	—	—	61,998,950
	Short-Term Investments	2,849,638	9,309,115	—	12,158,753

	Total Investments in Securities	$139,987,495	$73,223,842	$787	$213,212,124

	Other Financial Instruments
	Credit Default Swap Contracts - Unrealized Depreciation	$—	$(9,315)	$—	$(9,315)
	Long Futures Contracts - Unrealized Appreciation	7,062	—	—	7,062
	Long Futures Contracts - Unrealized Depreciation	(45,401)	—	—	(45,401)
	Short Futures Contracts - Unrealized Appreciation	46,737	—	—	46,737

	Total Other Financial Instruments	$8,398	$(9,315)	$—	$(917)

Notes to Schedule of Investments

September 30, 2017 (Unaudited)

Security Valuation

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value each Fund’s investments by major category are as follows:

•	Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit.

•	Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

•	Debt obligations (including short term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

•	Options on futures are priced at their last sale price on the principal market on which they are traded on the valuation date. If there were no sales on that day, options on futures are valued at either the last reported sale or official closing price on their primary exchange determined in accordance with valuation policy and procedures approved by the Board.

•	Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event the advisor is unable to obtain an independent, third–party valuation the agreements will be fair valued.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017 is disclosed in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Fund had no transfers between levels for the period ended September 30, 2017.

Futures Contracts

The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

Options on Exchanged Traded Futures Contracts

Certain Funds may purchase and write options, including options on exchanged traded futures contracts, subject to certain limitations. Writing puts and buying calls tend to increase a Fund’s exposure to the underlying instrument while buying puts and writing calls tend to decrease a Fund’s exposure to the underlying instrument. A fund will not enter into a transaction involving options for speculative purposes. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts.

When a Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying instrument or the cost basis of the securities purchased is adjusted by the original premium received or paid. In return for a premium paid, call and put options on futures contracts give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price.

Credit Default Swaps

During the period ended September 30, 2017, the Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Delayed Delivery and When-Issued Securities

During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

To-Be-Announced Transactions

Certain Funds may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.

A fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a “TBA roll” a Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. A fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.

Default by or bankruptcy of a counterparty to a TBA transaction would expose a Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, a Fund will enter into TBA transactions only with established counterparties. A Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.

Other Transactions with Affiliates

The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended September 30, 2017, are disclosed in the Schedules of Investments.

Income Taxes

At September 30, 2017, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
Elfun Diversified Fund	$202,732,626	$12,678,930	$(2,199,432)	$10,479,498

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))), are effective as of a date within 90 days prior to the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached: EX-99 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Diversified Fund

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date: November 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date: November 21, 2017

By:	/s/ Bruce Rosenberg
Bruce Rosenberg
Treasurer (Principal Financial Officer)

Date: November 21, 2017